                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number:                                811-4997

Exact name of registrant as specified in charter:                  Delaware Group Equity Funds V

Address of principal executive offices:                            2005 Market Street
                                                                   Philadelphia, PA 19103

Name and address of agent for service:                             Richelle S. Maestro, Esq.
                                                                   2005 Market Street
                                                                   Philadelphia, PA 19103

Registrant's telephone number, including area code:                (800) 523-1918

Date of fiscal year end:                                           November 30

Date of reporting period:                                          May 31, 2005


Item 1.  Reports to Stockholders




                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group

VALUE-EQUITY

SEMIANNUAL REPORT MAY 31, 2005
--------------------------------------------------------------------------------
                  DELAWARE DIVIDEND INCOME FUND





[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATION                                               2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                      3

  Statements of Operations                                      8

  Statements of Changes in Net Assets                           9

  Financial Highlights                                         10

  Notes to Financial Statements                                14
-----------------------------------------------------------------
OTHER FUND INFORMATION                                         17
-----------------------------------------------------------------




    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                       For the Period December 1, 2004 to May 31, 2005
  OF FUND EXPENSES



As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE DIVIDEND INCOME FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                  Expenses
                                                           Beginning    Ending                   Paid During
                                                            Account     Account     Annualized     Period
                                                             Value       Value        Expense     12/1/04 to
                                                            12/1/04     5/31/05        Ratio       5/31/05*
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,011.30       1.00%        $5.01
Class B                                                     1,000.00    1,007.40       1.75%         8.76
Class C                                                     1,000.00    1,008.30       1.75%         8.76
Class R                                                     1,000.00    1,010.40       1.35%         6.77
Institutional Class                                         1,000.00    1,013.50       0.75%         3.76
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,019.95       1.00%        $5.04
Class B                                                     1,000.00    1,016.21       1.75%         8.80
Class C                                                     1,000.00    1,016.21       1.75%         8.80
Class R                                                     1,000.00    1,018.20       1.35%         6.79
Institutional Class                                         1,000.00    1,021.19       0.75%         3.78
-------------------------------------------------------------------------------------------------------------


*Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                             As of May 31, 2005
  DELAWARE DIVIDEND INCOME FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
--------------------------------------------------------------------------
COMMON STOCK                                                   58.55%
--------------------------------------------------------------------------
Consumer Discretionary                                          2.45%
Consumer Staples                                                4.92%
Diversified REITs                                               1.22%
Energy                                                          3.89%
Financials                                                     10.01%
Health Care                                                     7.32%
Healthcare REITs                                                0.03%
Industrials                                                     2.57%
Industrial REITs                                                0.50%
Information Technology                                          3.81%
Lodging                                                         0.59%
Lodging/Resort REITs                                            0.28%
Mall REITs                                                      1.35%
Materials                                                       1.18%
Mortgage REITs                                                  4.93%
Multifamily REITs                                               0.32%
Office/Industrial REITs                                         1.02%
Office REITs                                                    4.32%
Retail Strip Center REITs                                       2.06%
Telecommunication Services                                      3.27%
Utilities                                                       2.51%
--------------------------------------------------------------------------
CORPORATE BONDS                                                23.28%
--------------------------------------------------------------------------
Capital Goods - Manufacturing                                   2.05%
Chemicals                                                       0.81%
Consumer Cyclical                                               1.61%
Consumer Non-Cyclical                                           1.66%
Energy                                                          2.06%
Finance                                                         0.95%
Forest & Paper Products                                         2.38%
Gaming                                                          1.82%
Healthcare                                                      0.86%
Media                                                           3.26%
Metals & Mining                                                 0.36%
Retail                                                          0.12%
Technology                                                      0.50%
Telecommunications                                              2.49%
Textiles, Apparel & Furniture                                   0.16%
Transportation                                                  0.87%
Utilities                                                       1.32%

                                                              PERCENTAGE
SECTOR                                                      OF NET ASSETS
--------------------------------------------------------------------------
CONVERTIBLE BONDS                                               4.77%
--------------------------------------------------------------------------
Banking, Finance & Insurance                                    0.30%
Cable, Media & Publishing                                       1.10%
Computers & Technology                                          0.71%
Consumer Services                                               0.17%
Electronics & Electrical Equipment                              0.06%
Energy                                                          0.32%
Healthcare & Pharmaceuticals                                    1.12%
Industrial Machinery                                            0.13%
Leisure, Lodging & Entertainment                                0.14%
Real Estate                                                     0.22%
Retail                                                          0.28%
Utilities                                                       0.22%
--------------------------------------------------------------------------

--------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK                                     2.50%
--------------------------------------------------------------------------
Automobiles & Automotive Parts                                  0.39%
Banking, Finance & Insurance                                    0.56%
Cable, Media & Publishing                                       0.34%
Chemicals                                                       0.05%
Energy                                                          0.49%
Food, Beverage & Tobacco                                        0.12%
Telecommunications                                              0.28%
Utilities                                                       0.27%
--------------------------------------------------------------------------
PREFERRED STOCK                                                 1.01%
--------------------------------------------------------------------------
Leisure, Lodging & Entertainment                                0.19%
Real Estate                                                     0.73%
Telecommunications                                              0.04%
Utilities                                                       0.05%
--------------------------------------------------------------------------
EXCHANGE TRADED FUNDS                                           0.53%
--------------------------------------------------------------------------
WARRANTS                                                        0.00%
--------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           0.15%
--------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           7.79%
--------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.58%
--------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.42%
--------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
--------------------------------------------------------------------------

STATEMENT                                          DELAWARE DIVIDEND INCOME FUND
  OF NET ASSETS                                    May 31, 2005 (Unaudited)

                                                     Number of        Market
                                                      Shares           Value
COMMON STOCK - 58.55%
  Consumer Discretionary - 2.45%
  Limited Brands                                      203,500     $ 4,185,995
  Mattel                                              227,500       4,135,950
                                                                  -----------
                                                                    8,321,945
                                                                  -----------
Consumer Staples - 4.92%
Archer-Daniels-Midland                                213,500       4,237,975
  ConAgra Foods                                       157,600       4,121,240
  Kimberly-Clark                                       65,600       4,220,048
  Safeway                                             187,500       4,126,875
                                                                  -----------
                                                                   16,706,138
                                                                  -----------
Diversified REITs - 1.22%
  Vornado Realty Trust                                 52,800       4,155,360
                                                                  -----------
                                                                    4,155,360
                                                                  -----------
Energy - 3.89%
  Chevron                                              81,200       4,366,936
  ConocoPhillips                                       41,300       4,453,792
  Exxon Mobil                                          78,000       4,383,600
                                                                  -----------
                                                                   13,204,328
                                                                  -----------
Financials - 10.01%
  Allstate                                             73,300       4,266,060
  Aon                                                 184,200       4,592,107
  Chubb                                                50,400       4,245,192
  Hartford Financial Services                          59,700       4,464,963
  Huntington Bancshares                               173,600       4,048,352
  Morgan Stanley                                       85,500       4,186,080
  Wachovia                                             78,500       3,983,875
  Washington Mutual                                   101,300       4,183,690
                                                                  -----------
                                                                   33,970,319
                                                                  -----------
Health Care - 7.32%
  Abbott Laboratories                                  84,500       4,076,280
  Baxter International                                115,500       4,261,950
  Bristol-Myers Squibb                                157,600       3,996,736
  Merck                                               130,000       4,217,200
  Pfizer                                              146,700       4,092,930
  Wyeth                                                96,800       4,198,216
                                                                  -----------
                                                                   24,843,312
                                                                  -----------
Healthcare REITs - 0.03%
 #Medical Properties Trust 144A                        11,300         113,565
                                                                  -----------
                                                                      113,565
                                                                  -----------
Industrials - 2.57%
  Boeing                                               68,100       4,351,590
  Union Pacific                                        65,500       4,385,880
                                                                  -----------
                                                                    8,737,470
                                                                  -----------
Industrial REITs - 0.50%
  First Potomac Realty Trust                           74,700       1,691,955
                                                                  -----------
                                                                    1,691,955
                                                                  -----------
Information Technology - 3.81%
  Hewlett-Packard                                     191,500       4,310,665
  International Business Machines                      56,000       4,230,800
 +Solectron                                            50,968         186,033
 +Xerox                                               309,200       4,195,844
                                                                  -----------
                                                                   12,923,342
                                                                  -----------

                                                     Number of        Market
                                                      Shares           Value
COMMON STOCK (continued)
  Lodging - 0.59%
 +Jameson Inns                                        928,900    $  2,006,424
                                                                  -----------
                                                                    2,006,424
                                                                  -----------
Lodging/Resort REITs - 0.28%
  Hersha Hospitality Trust                            101,100         962,472
                                                                  -----------
                                                                      962,472
                                                                  -----------
Mall REITs - 1.35%
  CBL & Associates Properties                          16,000       1,303,520
  Simon Property Group                                 47,700       3,277,944
                                                                  -----------
                                                                    4,581,464
                                                                  -----------
Materials - 1.18%
  Weyerhaeuser                                         62,400       4,002,960
                                                                  -----------
                                                                    4,002,960
                                                                  -----------
Mortgage REITs - 4.93%
  American Home Mortgage Investment                    76,200       2,481,072
  Fieldstone Investment                               136,400       1,822,304
  Friedman Billings Ramsey Group Class A              147,825       1,929,116
+#KKR Financial 144A                                  141,000       1,445,250
  MortgageIT Holdings                                 201,800       3,420,510
+#Peoples Choice 144A                                 151,000       1,510,000
  Saxon Capital                                       244,800       4,144,464
                                                                  -----------
                                                                   16,752,716
                                                                  -----------
Multifamily REITs - 0.32%
  Education Realty Trust                               62,700       1,076,559
                                                                  -----------
                                                                    1,076,559
                                                                  -----------
Office/Industrial REITs - 1.02%
  Duke Realty                                          63,800       1,969,506
  Liberty Property Trust                               36,000       1,486,440
                                                                  -----------
                                                                    3,455,946
                                                                  -----------
Office REITs - 4.32%
  Brandywine Realty Trust                             132,900       3,742,464
  CarrAmerica Realty                                  105,600       3,650,592
  Equity Office Properties Trust                       84,100       2,732,409
  Prentiss Properties Trust                            62,300       2,149,350
  Reckson Associates Realty                            75,700       2,391,363
                                                                  -----------
                                                                   14,666,178
                                                                  -----------
Retail Strip Center REITs - 2.06%
  Developers Diversified Realty                        84,100       3,834,960
  Federal Realty Investment Trust                      57,400       3,168,480
                                                                  -----------
                                                                    7,003,440

                                                                  -----------
Telecommunication Services - 3.27%

 +Fairpoint Communications                            168,000       2,615,760
  SBC Communications                                  180,200       4,213,076
  Verizon Communications                              120,800       4,273,904
                                                                  -----------
                                                                   11,102,740

                                                                  -----------
Utilities - 2.51%
  Energy East                                         151,200       4,233,600
  FPL Group                                           105,700       4,296,705
                                                                  -----------
                                                                    8,530,305

                                                                  -----------
TOTAL COMMON STOCK (cost $195,589,430)                            198,808,938
                                                                  -----------

STATEMENT                                          DELAWARE DIVIDEND INCOME FUND
  OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                   Amount (U.S. $)     Value

CORPORATE BONDS - 23.28%
Capital Goods - Manufacturing - 2.05%
  Allied Waste North America 9.25% 9/1/12            $795,000     $   858,600
  Anchor Glass 11.00% 2/15/13                         490,000         396,900
  Armor Holdings 8.25% 8/15/13                        670,000         721,845
  Casella Waste Systems 9.75% 2/1/13                  580,000         623,500
  Cenveo 9.625% 3/15/12                               330,000         355,575
  Geo Subordinate 11.00% 5/15/12                      615,000         621,150
 #Graham Packaging 144A 9.875% 10/15/14               680,000         678,300
 #IMCO Recycling 144A 9.00% 11/15/14                  440,000         462,000
  Interline Brands 11.50% 5/15/11                     772,000         853,060
  PMueller Holdings 14.75% 4/15/14                    785,000         571,088
 #Park-Ohio Industries 144A
  8.375% 11/15/14                                     215,000         178,450
  Radnor Holdings
  o9.891% 4/15/09                                     135,000         135,675
  11.00% 3/15/10                                      170,000         125,375
  Trimas 9.875% 6/15/12                               485,000         395,275
                                                                  -----------
                                                                    6,976,793
                                                                  -----------
Chemicals - 0.81%
  Huntsman International 9.875% 3/1/09                240,000         258,000
 #Huntsman International 144A
  7.375% 1/1/15                                       460,000         458,850
  Lyondell Chemical 9.875% 5/1/07                      46,000          47,380
  Nalco
  7.75% 11/15/11                                      320,000         336,000
  8.875% 11/15/13                                     190,000         199,500
  Rhodia
  8.875% 6/1/11                                       330,000         318,450
  10.25% 6/1/10                                       310,000         331,700
++Solutia 6.72% 10/15/37                              825,000         635,250
  Witco 6.875% 2/1/26                                 160,000         154,400
                                                                  -----------
                                                                    2,739,530
                                                                  -----------
Consumer Cyclical - 1.61%
 #Accuride 144A 8.50% 2/1/15                          675,000         624,375
  Advanced Accessory Systems
  10.75% 6/15/11                                      355,000         268,025
 #Carrols 144A 9.00% 1/15/13                          605,000         617,100
 #Dana 144A 5.85% 1/15/15                             135,000         115,425
  Denny's 10.00% 10/1/12                              275,000         278,438
 #Gaylord Entertainment 144A
  6.75% 11/15/14                                      365,000         352,225
  Interface 10.38% 2/1/10                              20,000          21,500
 #Landry's Restaurant 144A 7.50% 12/15/14             830,000         776,049
 #Lone Star Industries 144A 8.85% 6/15/05             166,000         166,000
  O'Charleys 9.00% 11/1/13                            665,000         704,900
  Perkins Family Restaurants
   10.125% 12/15/07                                   270,000         274,050
  Royal Caribbean Cruises 7.25% 3/15/18               580,000         606,100
  PTown Sports International 11.00% 2/1/14            430,000         249,400
 #Uno Restaurant 144A 10.00% 2/15/11                  425,000         418,625
++Venture Holdings 12.00% 6/1/09                       35,000              44
                                                                  -----------
                                                                    5,472,256
                                                                  -----------

                                                     Principal        Market
                                                   Amount (U.S. $)     Value
CORPORATE BONDS (continued)
Consumer Non-Cyclical - 1.66%
#Commonwealth Brands 144A
  9.75% 4/15/08                                      $375,000     $   394,688
  10.625% 9/1/08                                      410,000         431,525
 Corrections Corporation of America
  7.50% 5/1/11                                        655,000         675,469
 Cott Beverages 8.00% 12/15/11                        715,000         761,475
 Great Atlantic & Pacific Tea 7.75% 4/15/07           400,000         411,000
#Knowledge Learning 144A 7.75% 2/1/15                 860,000         812,699
#Le-Natures 144A 10.00% 6/15/13                       675,000         698,625
 National Beef Packing 10.50% 8/1/11                  425,000         410,125
 Pilgrim's Pride 9.625% 9/15/11                       490,000         539,000
 Pinnacle Foods 8.25% 12/1/13                         255,000         219,300
#Rite Aid 144A 7.50% 1/15/15                          315,000         291,375
 True Temper Sports 8.375% 9/15/11                      5,000           4,550
                                                                  -----------
                                                                    5,649,831
                                                                  -----------
Energy - 2.06%
  Bluewater Finance 10.25% 2/15/12                    653,000         685,650
 #Chesapeake Energy 144A 6.625% 1/15/16               255,000         264,881
  CMS Energy 9.875% 10/15/07                          355,000         386,950
 #Dynegy Holdings 144A 10.125% 7/15/13                858,000         956,669
  El Paso Natural Gas 7.625% 8/1/10                   100,000         106,011
  El Paso Production Holding 7.75% 6/1/13             335,000         349,238
@#Geophysique 144A 7.50% 5/15/15                     190,000         190,950
 #Hilcorp Energy I 144A 10.50% 9/1/10                 695,000         767,974
 #Inergy Finance 144A 6.875% 12/15/14                 250,000         235,000
  Midland Funding II 11.75% 7/23/05                    73,304          74,344
  Petroleum Geo-Services
   8.00% 11/5/06                                       56,197          57,532
   10.00% 11/5/10                                     470,000         524,050
  Plains Exploration & Production
   7.125% 6/15/14                                     335,000         359,288
  Pride International 7.375% 7/15/14                  345,000         380,363
  Schlumberger 2.125% 6/1/23                          700,000         760,374
 oSecunda International 11.141% 9/1/12                355,000         337,250
  Tennessee Gas Pipeline 8.375% 6/15/32               190,000         221,241
  Whiting Petroleum 7.25% 5/1/13                      325,000         325,000
                                                                  -----------
                                                                    6,982,765
                                                                  -----------
Finance - 0.95%
 #America Real Estate 144A 7.125% 2/15/13             485,000         477,725
  BF Saul REIT 7.50% 3/1/14                           420,000         436,800
  E Trade Financial 8.00% 6/15/11                     720,000         756,000
 #Farmers Exchange Capital 144A
   7.20% 7/15/48                                      433,000         465,015
  LaBranche & Company 11.00% 5/15/12                  480,000         518,400
  Tanger Properties 9.125% 2/15/08                    528,000         571,560
                                                                  -----------
                                                                    3,225,500
                                                                  -----------
Forest & Paper Products - 2.38%
  Abitibi-Consolidated 6.95% 12/15/06                 495,000         499,950
 #Boise Cascade 144A 7.125% 10/15/14                  715,000         684,613
  Bowater 9.50% 10/15/12                              872,000         941,759
  Fort James 7.75% 11/15/23                           945,000       1,084,387
  MDP Acquisitions 9.625% 10/1/12                     855,000         840,038
  Norske Skog 8.625% 6/15/11                          690,000         707,250
 #Port Townsend Paper 144A 12.00% 4/15/11             546,000         532,350
  Potlatch 12.50% 12/1/09                             635,000         794,544
  Smurfit Capital Funding 7.50% 11/20/25              590,000         533,950
  Stone Container 9.75% 2/1/11                        765,000         812,813
  Tembec Industries 8.625% 6/30/09                    785,000         639,775
                                                                  -----------
                                                                    8,071,429
                                                                  -----------

                                                   DELAWARE DIVIDEND INCOME FUND
STATEMENT
  OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                   Amount (U.S. $)     Value
CORPORATE BONDS (continued)
  Gaming - 1.82%
  Ameristar Casinos 10.75% 2/15/09                 $  890,000     $   976,775
  Boyd Gaming 9.25% 8/1/09                            810,000         855,563
  Caesars Entertainment 9.375% 2/15/07                225,000         241,313
  Mandalay Resort Group 10.25% 8/1/07               1,135,000       1,251,338
  MGM MIRAGE 9.75% 6/1/07                             505,000         548,556
  Penn National Gaming 8.875% 3/15/10               1,370,000       1,476,174
  Wheeling Island Gaming 10.125% 12/15/09             785,000         836,025
                                                                  -----------
                                                                    6,185,744
                                                                  -----------
Healthcare - 0.86%
  NDCHealth 10.50% 12/1/12                            510,000         544,425
  Universal Hospital Services
    10.125% 11/1/11                                   285,000         289,275
  US Oncology 10.75% 8/15/14                          675,000         739,125
  Vangaurd Health 9.00% 10/1/14                       675,000         732,375
 #Ventas Realty 144A 7.125% 6/1/15                    290,000         297,250
 #Warner Chilcott 144A 8.75% 2/1/15                   320,000         310,400
                                                                  -----------
                                                                    2,912,850
                                                                  -----------
Media - 3.26%
  JAdelphia Communications
   8.125% 7/15/06                                      15,000          12,975
  American Media Operation
   10.25% 5/1/09                                    1,115,000       1,151,238
 #Charter Communications 144A
   5.875% 11/16/09                                    500,000         310,000
  Charter Communications Holdings
   10.75% 10/1/09                                   2,155,000       1,680,899
 #Charter Communications Operating 144A
   8.00% 4/30/12                                      715,000         718,575
  CSC Holdings 10.50% 5/15/16                         990,000       1,089,000
  Dex Media West 9.875% 8/15/13                       135,000         154,913
  Insight Midwest 10.50% 11/1/10                    1,265,000       1,353,549
  Lodgenet Entertainment 9.50% 6/15/13                770,000         831,600
  Mediacom Broadband 11.00% 7/15/13                   815,000         886,313
  Nextmedia Operating 10.75% 7/1/11                   815,000         892,425
  Rogers Cablesystems 11.00% 12/1/15                  300,000         325,875
  Sheridan Acquisition 10.25% 8/15/11                 215,000         221,450
  Warner Music Group 7.375% 4/15/14                   615,000         615,000
  XM Satellite Radio 12.00% 6/15/10                   740,000         830,650
                                                                  -----------
                                                                   11,074,462
                                                                  -----------
Metals & Mining - 0.36%
 #Apex Silver Mines 144A 2.875% 3/15/24             1,000,000         651,250
 #Novelis 144A 7.25% 2/15/15                          580,000         571,300
                                                                  -----------
                                                                    1,222,550
                                                                  -----------
Retail - 0.12%
  Adesa 7.625% 6/15/12                                415,000         415,000
                                                                  -----------
                                                                      415,000
                                                                  -----------
Technology - 0.50%
 #Magnachip Semiconductor 144A
   8.00% 12/15/14                                     635,000         555,625
  Sanmina-SCI 10.375% 1/15/10                         455,000         505,050
 #Telcordia Technologies 144A
   10.00% 3/15/13                                     720,000         633,600
                                                                  -----------
                                                                    1,694,275
                                                                  -----------

                                                     Principal        Market
                                                   Amount (U.S. $)     Value
CORPORATE BONDS (continued)
  Telecommunications - 2.49%
  Alaska Communications Systems Holdings
    9.875% 8/15/11                                 $  560,000     $   592,200
++Allegiance Telecom 11.75% 2/15/08                    10,000           2,475
  American Cellular 10.00% 8/1/11                     260,000         254,800
  Centennial Cellular Operating
    10.125% 6/15/13                                   370,000         414,863
  Cincinnati Bell 8.375% 1/15/14                      895,000         890,525
 *Inmarsat Finance 10.375% 11/15/12                   600,000         447,000
  iPCS 11.50% 5/1/12                                   10,000          11,000
*#Iwo Escrow 144A 10.75% 1/15/15                      225,000         144,000
  MCI
   6.908% 5/1/07                                      205,000         208,844
   7.688% 5/1/09                                      750,000         787,500
  MetroPCS 10.75% 10/1/11                               5,000           5,989
 #New Skies Satellite 144A 9.125% 11/1/12             295,000         293,525
  Nextel Communications 5.95% 3/15/14               1,000,000       1,027,500
  PanAmSat 9.00% 8/15/14                              390,000         426,075
 #Qwest 144A 7.875% 9/1/11                            620,000         646,350
 #Qwest Services 144A 13.50% 12/15/10               1,020,000       1,167,899
  Rural Cellular 9.875% 2/1/10                        100,000          99,250
 oUS LEC 11.89% 10/1/09                               275,000         283,250
  US Unwired 10.00% 6/15/12                           215,000         236,500
 #Valor Telecom 144A 7.75% 2/15/15                    520,000         508,300
                                                                  -----------
                                                                    8,447,845
                                                                  -----------
Textiles, Apparel & Furniture - 0.16%
  Warnaco 8.875% 6/15/13                              480,000         525,600
                                                                  -----------
                                                                      525,600
                                                                  -----------
Transportation - 0.87%
*#H-Lines Finance Holding 144A
   11.00% 4/1/13                                      795,000         620,100
 #Horizon Lines 144A 9.00% 11/1/12                    265,000         279,906
  Kansas City Southern Railway
    9.50% 10/1/08                                     440,000         482,350
  OMI 7.625% 12/1/13                                  610,000         606,950
  Seabulk International 9.50% 8/15/13                 169,000         192,238
  Stena 9.625% 12/1/12                                420,000         460,950
  Ultrapetrol 9.00% 11/24/14                          350,000         316,750
                                                                  -----------
                                                                    2,959,244
                                                                  -----------
 Utilities - 1.32%
  #Allegheny Energy Supply Statutory Trust 2001
    Series B 144A 13.00% 11/15/07                       5,000           5,700
   Avista 9.75% 6/1/08                                 78,000         316,536
   Calpine
    8.25% 8/15/05                                     300,000         289,500
    10.50% 5/15/06                                     40,000         118,300
 o#Calpine 144A 8.891% 7/15/07                        505,988         392,140
   Elwood Energy 8.159% 7/5/26                        245,507         278,036
   Midwest Generation
    8.30% 7/2/09                                      495,000         514,800
    8.75% 5/1/34                                      320,000         358,400
 ++Mirant Americas Generation 7.625% 5/1/06           315,000         364,613
  #NRG Energy 144A 8.00% 12/15/13                     413,000         437,780
   Orion Power Holdings 12.00% 5/1/10                 370,000         444,000
   PSE&G Energy Holdings 7.75% 4/16/07                259,000         268,065
   Reliant Energy 9.50% 7/15/13                       345,000         377,775
  #Texas Genco 144A 6.875% 12/15/14                   315,000         325,238
                                                                  -----------
                                                                    4,490,883
                                                                  -----------
TOTAL CORPORATE BONDS (cost $80,472,795)                           79,046,557
                                                                  -----------

STATEMENT                                          DELAWARE DIVIDEND INCOME FUND
  OF NET ASSETS (CONTINUED)
                                                     Principal        Market
                                                   Amount (U.S. $)     Value
CONVERTIBLE BONDS - 4.77%
Banking, Finance & Insurance - 0.30%
  PMI Group 2.50% 7/15/21                          $1,000,000     $ 1,021,250
                                                                  -----------
                                                                    1,021,250
                                                                  -----------
Cable, Media & Publishing - 1.10%
  Liberty Media 3.25% 3/15/31                       1,500,000       1,156,875
  Mediacom Communications 5.25% 7/1/06              1,000,000         985,000
 #Playboy Enterprises 144A 3.00% 3/15/25            1,400,000       1,280,999
  Quebecor World USA 6.00% 10/1/07                    300,000         307,500
                                                                  -----------
                                                                    3,730,374
                                                                  -----------
Computers & Technology - 0.71%
  Fairchild Semiconductor International
   5.00% 11/1/08                                      850,000         831,938
^#ON Semiconductor 144A
   0.28% 4/15/24                                    1,500,000       1,081,875
 #Sybase 144A 1.75% 2/22/25                           500,000         501,875
                                                                  -----------
                                                                    2,415,688
                                                                  -----------
Consumer Services - 0.17%
  Fluor 1.50% 2/15/24                                 500,000         580,625
                                                                  -----------
                                                                      580,625
                                                                  -----------
Electronics & Electrical Equipment - 0.06%
  Solectron 0.50% 2/15/34                             275,000         199,375
                                                                  -----------
                                                                      199,375
                                                                  -----------
Energy - 0.32%
  Halliburton 3.125% 7/15/23                          850,000       1,091,188
                                                                  -----------
                                                                    1,091,188
                                                                  -----------
Healthcare & Pharmaceuticals - 1.12%
 #Encysive Pharmaceuticals 144A
   2.50% 3/15/12                                      875,000         826,875
  Medimmune 1.00% 7/15/23                           1,750,000       1,684,374
 oWyeth 2.39% 1/15/24                               1,250,000       1,281,463
                                                                  -----------
                                                                    3,792,712
                                                                  -----------
Industrial Machinery - 0.13%
 #Human Genome 144A 2.25% 10/15/11                    500,000         458,750
                                                                  -----------
                                                                      458,750
                                                                  -----------
Leisure, Lodging & Entertainment - 0.14%
 #Regal Entertainment Group 144A
   3.75% 5/15/08                                      350,000         466,375
                                                                  -----------
                                                                      466,375
                                                                  -----------
Real Estate - 0.22%
  Meristar Hospitality 9.50% 4/1/10                   600,000         761,250
                                                                  -----------
                                                                      761,250
                                                                  -----------
Retail - 0.28%
 #Saks 144A 2.00% 3/15/24                             925,000         942,344
                                                                  -----------
                                                                      942,344
                                                                  -----------
Utilities - 0.22%
  CenterPoint Energy 3.75% 5/15/23                    400,000         456,500
++Mirant 2.50% 6/15/21                                300,000         231,000
 #Unisource Energy 144A 4.50% 3/1/35                   50,000          49,875
                                                                  -----------
                                                                      737,375
                                                                  -----------
TOTAL CONVERTIBLE BONDS (cost $16,770,535)                         16,197,306
                                                                  -----------

                                                     Number of        Market
                                                      Shares           Value
CONVERTIBLE PREFERRED STOCK - 2.50%
  Automobiles & Automotive Parts - 0.39%
  Ford Motor Capital Trust II 6.50%                    20,000     $   812,000
  General Motors 5.25%                                 30,000         522,900
                                                                  -----------
                                                                    1,334,900
                                                                  -----------
Banking, Finance & Insurance - 0.56%
  Chubb 7.00%                                          20,000         620,600
  Lehman Brothers Holdings 6.25%                       11,250         298,125
  Merrill Lynch 6.75%                                  28,000         999,011
                                                                  -----------
                                                                    1,917,736
                                                                  -----------
Cable, Media & Publishing - 0.34%
  Interpublic Group 5.375%                             25,800       1,146,810
                                                                  -----------
                                                                    1,146,810
                                                                  -----------
Chemicals - 0.05%
  Huntsman 5.00%                                        3,900         173,063
                                                                  -----------
                                                                      173,063
                                                                  -----------
Energy - 0.49%
  #Chesapeake 5.00% 144A                               16,000       1,648,000
                                                                  -----------
                                                                    1,648,000
                                                                  -----------
Food, Beverage & Tobacco - 0.12%
  Constellation Brands 5.75%                           10,200         423,300
                                                                  -----------
                                                                      423,300
                                                                  -----------
Telecommunications - 0.28%
  Lucent Technologies Capital Trust I 7.75%             1,000         944,000
                                                                  -----------
                                                                      944,000
                                                                  -----------
Utilities - 0.27%
  Aquila 6.75%                                         4,000         137,500
 #NRG Energy 144A 4.00%                                  750         774,469
                                                                  -----------
                                                                      911,969
                                                                  -----------
TOTAL CONVERTIBLE PREFERRED STOCK
  (cost $9,319,082)                                                 8,499,778
                                                                  -----------
PREFERRED STOCK - 1.01%
  Leisure, Lodging & Entertainment - 0.19%
  WestCoast Hospitality Capital Trust 9.50%            24,000         634,080
                                                                  -----------
                                                                      634,080
                                                                  -----------
Real Estate - 0.73%
  Equity Inns Series B 8.75%                           18,300         484,950
  LaSalle Hotel Properties 10.25%                      36,500         990,792
  Ramco-Gershenson Properties 9.50%                    15,700         416,521
  SL Green Realty 7.625%                               23,000         593,688
                                                                  -----------
                                                                    2,485,951
                                                                  -----------
Telecommunications - 0.04%
  Alamosa Delaware 7.50%                                  150         138,506
                                                                  -----------
                                                                      138,506
                                                                  -----------
Utilities - 0.05%
  Public Service Enterprise Group 10.25%                  2,400       167,160
                                                                  -----------
                                                                      167,160
                                                                  -----------
Total Preferred Stock (cost $3,368,372)                             3,425,697
                                                                  -----------

STATEMENT                                          DELAWARE DIVIDEND INCOME FUND
  OF NET ASSETS (CONTINUED)
                                                     Number of          Market
                                                      Shares            Value
Exchange Traded Funds - 0.53%
  iShares Dow Jones U.S. Real Estate
   Index Fund                                          14,600     $ 1,795,070
                                                                  -----------
TOTAL EXCHANGE TRADED FUNDS
  (cost $1,550,582)                                                 1,795,070
                                                                  -----------
Warrants - 0.00%
 +#Solutia144A, exercise price $7.59,
    expiration date 7/15/09                                12               0
                                                                  -----------
TOTAL WARRANTS (cost $1,021)                                                0
                                                                  -----------

                                                      Principal
                                                   Amount (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.15%
#Meristar Commercial Mortgage Trust
  Series 1999-C1 C 144A 8.29% 3/3/16                 $450,000         494,411
                                                                  -----------
TOTAL COMMERCIAL MORTGAGE-BACKED
  Securities (cost $501,715)                                          494,411
                                                                  -----------
REPURCHASE AGREEMENTS - 7.79%

  With BNP Paribas 2.95% 6/1/05 (dated
   5/31/05, to be repurchased at $15,395,261,
   collateralized by $2,251,000 U.S. Treasury
   Bills due 9/29/05, market value $2,229,207,
   $1,907,000 U.S. Treasury Bills due 10/20/05,
   market value $1,885,019, $3,426,000 U.S.
   Treasury Bills due 11/17/05, market value
   $3,377,577, $2,191,000 U.S. Treasury Notes
   2.38% due 8/15/06, market value $2,177,961,
   $3,379,000 U.S. Treasury Notes 6.50% due
   8/15/05, market value $3,468,159, and
   $2,411,000 U.S. Treasury Notes 7.00% due
   7/15/06, market
   value $2,567,661)                               15,394,000      15,394,000
  With UBS Warburg 2.95% 6/1/05
   (dated 5/31/05, to be repurchased
   at $11,061,906, collateralized by
   $11,396,000 U.S. Treasury Notes
   2.50% due 5/31/06, market
   value $11,296,423)                              11,061,000      11,061,000
                                                                 ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $26,455,000)                                               26,455,000
                                                                 ------------

TOTAL MARKET VALUE OF SECURITIES - 98.58%
  (cost $334,028,532)                                             334,722,757
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.42%                                        4,866,118
                                                                 ------------
NET ASSETS APPLICABLE TO 31,101,186 SHARES
  OUTSTANDING - 100.00%                                          $339,588,875
                                                                 ============
Net Asset Value - Delaware Dividend Income Fund
  Class A ($167,852,654 / 15,370,351 Shares)                           $10.92
                                                                       ------
Net Asset Value - Delaware Dividend Income Fund
  Class B ($46,067,017 / 4,220,221 Shares)                             $10.92
                                                                       ------
Net Asset Value - Delaware Dividend Income Fund
  Class C ($124,482,938 / 11,401,980 Shares)                           $10.92
                                                                       ------
Net Asset Value - Delaware Dividend Income Fund
  Class R ($818,185 / 74,949 Shares)                                   $10.92
                                                                       ------
Net Asset Value - Delaware Dividend Income Fund
  Institutional Class ($368,081 / 33,685 Shares)                       $10.93
                                                                       ------

COMPONENTS OF NET ASSET AT MAY 31, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                             $333,105,990
Undistributed net investment income                                 2,116,197
Accumulated net realized gain on investments                        3,672,463
Net unrealized appreciation of investments                            694,225
                                                                 ------------
Total net assets                                                 $339,588,875
                                                                 ============

+Non-income producing security for the period ended May 31, 2005.

++Non-income producing security. Security is currently in default.

oSecurity is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in the process to determine distribution of assets.

*Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 7 in "Notes to Financial Statements."

^Zero coupon security. The interest rate shown is the yield at the time of purchase.

oVariable rate notes. The interest rate shown is the rate as of May 31, 2005.

@Illiquid security. See Note 7 in "Notes to Financial Statements." At May 31, 2005, one security was deemed illiquid which represented 0.06% of the Fund's net assets.

SUMMARY OF ABBREVIATIONS:
REITs - Real Estate Investment Trust

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE DIVIDEND INCOME FUND

Net asset value Class A (A)                                            $10.92
Sales charge (5.75% of offering price) (B)                               0.67
                                                                       ------
Offering price                                                         $11.59
                                                                       ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                             DELAWARE DIVIDEND INCOME FUND
  OF OPERATIONS                       Six Months Ended May 31, 2005 (Unaudited)

INVESTMENT INCOME:
  Dividends                                            $3,289,164
  Interest                                              2,964,858
  Foreign tax withheld                                    (12,774)   $6,241,248
                                                       ----------    ----------

EXPENSES:
  Distribution expenses -- Class A                        205,160
  Distribution expenses -- Class B                        194,456
  Distribution expenses -- Class C                        519,682
  Distribution expenses -- Class R                          1,750
  Management fees                                         919,274
  Dividend disbursing and transfer agent fees
    and expenses                                          199,952
  Registration fees                                        60,257
  Accounting and administration expenses                   44,631
  Reports and statements to shareholders                   29,221
  Legal and professional fees                              27,173
  Insurance fees                                           15,187
  Trustees' fees                                            7,873
  Custodian fees                                            7,241
  Pricing fees                                              3,852
  Tax                                                       2,058
  Other                                                     4,525     2,242,292
                                                       ----------
Less expenses absorbed or waived                                       (260,366)
Less waiver of distribution expenses -- Class A                         (34,193)
Less expense paid indirectly                                             (3,282)
                                                                     ----------
Total expenses                                                        1,944,451
                                                                     ----------
NET INVESTMENT INCOME                                                 4,296,797
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCIES:
  Net realized gain (loss) on:
    Investments                                                       4,602,553
    Foreign currencies                                                   (1,378)
                                                                     ----------
  Net realized gain                                                   4,601,175
  Net change in unrealized appreciation/depreciation of investments  (6,991,361)
                                                                     ----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  AND FOREIGN CURRENCIES                                             (2,390,186)
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,906,611
                                                                     ==========

See accompanying notes

STATEMENTS                                         DELAWARE DIVIDEND INCOME FUND
  OF CHANGES IN NET ASSETS

                                                     Six Months
                                                        Ended       Year Ended
                                                       5/31/05       11/30/04
                                                     (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                              $ 4,296,797    $3,161,142
  Net realized gain on investments
   and foreign currencies                              4,601,175     1,623,672
  Net change in unrealized appreciation/
   depreciation of investments                        (6,991,361)    7,298,755
                                                     -----------    ----------
  Net increase in net assets resulting from
   operations                                          1,906,611    12,083,569
                                                     -----------    ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
  Class A                                             (2,064,042)   (1,382,695)
  Class B                                               (446,287)     (334,815)
  Class C                                             (1,192,766)     (794,269)
  Class R                                                 (8,138)       (4,793)
  Institutional Class                                     (5,443)     (119,652)

Net realized gain on investments:
  Class A                                               (829,375)      (32,120)
  Class B                                               (249,797)      (11,519)
  Class C                                               (644,998)      (24,930)
  Class R                                                 (2,738)          (10)
  Institutional Class                                     (1,641)      (13,041)
                                                     -----------    ----------
                                                      (5,445,225)   (2,717,844)
                                                     -----------    ----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold
  Class A                                             74,617,455   103,634,846
  Class B                                             15,986,469    29,742,332
  Class C                                             49,264,802    76,439,150
  Class R                                                457,745       349,869
  Institutional Class                                    315,274        92,571

Net asset value of shares issued upon reinvestment
    of dividends and distributions:
  Class A                                              2,269,510     1,067,277
  Class B                                                553,787       274,814
  Class C                                              1,446,476       603,599
  Class R                                                 10,876         4,803
  Institutional Class                                      5,780       130,995
                                                     -----------   -----------
                                                     144,928,174   212,340,256
                                                     -----------   -----------
Cost of shares repurchased
  Class A                                            (12,553,837)   (9,699,802)
  Class B                                             (2,173,096)   (1,349,886)
  Class C                                             (6,991,469)   (2,649,479)
  Class R                                                (11,223)           (3)
  Institutional Class                                    (47,446)   (4,198,164)
                                                     -----------   -----------
                                                     (21,777,071)  (17,897,334)
                                                     -----------   -----------
Increase in net assets derived from capital
    share transactions                               123,151,103   194,442,922
                                                     -----------  ------------
NET INCREASE IN NET ASSETS                           119,612,489   203,808,647
NET ASSETS:
Beginning of period                                  219,976,386    16,167,739
                                                     -----------  ------------
End of period (including undistributed net
   investment income of $2,116,197
    and $1,056,427, respectively)                   $339,588,875  $219,976,386
                                                    ============  ============

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                          Delaware Dividend Income Fund Class A
----------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                            Ended                                Year Ended
                                                          5/31/05(2)     11/30/04    11/30/03    11/30/02(1)    11/30/01  11/30/00
                                                         (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                         $11.050     $10.210       $9.030      $9.230       $9.600      $9.430

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income(3)                                       0.187       0.345        0.450       0.429        0.405       0.403
Net realized and unrealized gain (loss) on investments
 and foreign currencies                                       (0.061)      0.891        1.213      (0.196)      (0.041)      0.285
                                                            --------    --------     --------    --------     --------     -------
Total from investment operations                               0.126       1.236        1.663       0.233        0.364       0.688
                                                            --------    --------     --------    --------     --------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:

Net investment income                                         (0.175)     (0.362)      (0.483)     (0.433)      (0.400)     (0.420)
Net realized gain on investments                              (0.081)     (0.034)          --          --       (0.334)     (0.098)
                                                            --------    --------     --------    --------     --------     -------
Total dividends and distributions                             (0.256)     (0.396)      (0.483)     (0.433)      (0.734)     (0.518)
                                                            --------    --------     --------    --------     --------     -------
NET ASSET VALUE, END OF PERIOD                               $10.920     $11.050      $10.210      $9.030       $9.230      $9.600
                                                            ========    ========     ========    ========     ========     =======

TOTAL RETURN(4)                                                 1.13%      12.38%       19.45%       2.58%        3.87%       7.66%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                     $167,853    $105,253       $5,821          $1          $--         $24
Ratio of expenses to average net assets                         1.00%       1.00%        0.79%       0.75%        0.75%       0.75%
Ratio of expenses to average net assets prior to
 expense limitation and expense paid indirectly                 1.23%       1.32%        2.05%       1.30%        1.05%       1.24%
Ratio of net investment income to average net assets            3.41%       3.26%        4.69%       4.71%        4.38%       4.22%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       3.18%       2.94%        3.43%       4.16%        4.08%       3.73%
Portfolio turnover                                               399%         95%         212%        188%          89%         41%

(1) As required, effective December 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended November 30, 2002 was a decrease in net investment income per share of $0.048, an increase in net realized and unrealized gain (loss) per share of $0.048, and a decrease in the ratio of net investment income to average net assets of 0.53%. Per share data and ratios for periods prior to December 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 Delaware Dividend Income              Delaware Dividend Income
                                                                       Fund Class B                          Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months    Year     10/1/03(1)   Six Months     Year     10/1/03(1)
                                                               Ended      Ended         to         Ended       Ended        to
                                                             5/31/05(2)  11/30/04    11/30/03    5/31/05(2)   11/30/04   11/30/03
                                                            (Unaudited)                         (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $11.040     $10.200       $9.950     $11.040      $10.200      $9.950

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income(3)                                        0.146       0.267        0.051       0.146        0.267       0.051
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                       (0.053)      0.889        0.199      (0.053)       0.889       0.199
                                                             --------    --------     --------    --------     --------     -------
Total from investment operations                                0.093       1.156        0.250       0.093        1.156       0.250
                                                             --------    --------     --------    --------     --------     -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.132)     (0.282)          --      (0.132)      (0.282)         --
Net realized gain on investments                               (0.081)     (0.034)          --      (0.081)      (0.034)         --
                                                             --------    --------     --------    --------     --------     -------
Total dividends and distributions                              (0.213)     (0.316)          --      (0.213)      (0.316)         --
                                                             --------    --------     --------    --------     --------     -------

NET ASSET VALUE, END OF PERIOD                                $10.920     $11.040      $10.200     $10.920      $11.040     $10.200
                                                             ========    ========     ========    ========     ========     =======
TOTAL RETURN(4)                                                  0.74%      11.54%        2.51%       0.83%       11.53%       2.51%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $46,067     $32,165       $2,125    $124,483      $82,083      $4,341
Ratio of expenses to average net assets                         1.75%       1.75%        1.75%       1.75%        1.75%       1.75%
Ratio of expenses to average net assets prior to
  expense limitation and expense paid indirectly                1.93%       2.02%        4.10%       1.93%        2.02%       4.10%
Ratio of net investment income to average net assets            2.66%       2.51%        3.65%       2.66%        2.52%       3.65%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       2.48%       2.25%        1.30%       2.48%        2.25%       1.30%
Portfolio turnover                                               399%         95%         212%        399%          95%        212%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              Delaware Dividend Income Fund Class R
------------------------------------------------------------------------------------------------------
                                                            Six Months        Year          10/1/03(1)
                                                              Ended          Ended             to
                                                            5/31/05(2)      11/30/04        11/30/03
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                         $11.040        $10.220          $9.950

INCOME FROM INVESTMENT OPERATIONS:

Net investment income(3)                                       0.168          0.308           0.056
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                      (0.052)         0.879           0.214
                                                            --------      ---------        --------
Total from investment operations                               0.116          1.187           0.270
                                                            --------      ---------        --------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                         (0.155)        (0.333)             --
Net realized gain on investments                              (0.081)        (0.034)             --
                                                            --------      ---------        --------
Total dividends and distributions                             (0.236)        (0.367)             --
                                                            --------      ---------        --------
NET ASSET VALUE, END OF PERIOD                               $10.920        $11.040         $10.220
                                                            ========      =========        ========

TOTAL RETURN(4)                                                 1.04%         11.86%           2.71%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $818            $373              $3
Ratio of expenses to average net assets                        1.35%           1.35%           1.35%
Ratio of expenses to average net assets prior to
  expense limitation and expense paid indirectly               1.53%           1.62%           3.70%
Ratio of net investment income to average net assets           3.06%           2.89%           4.05%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly      2.88%           2.62%           1.70%
Portfolio turnover                                              399%             95%            212%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

    Total investment return reflects waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware Dividend Income Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             5/31/05(2)   11/30/04    11/30/03    11/30/02(1)   11/30/01   11/30/00
                                                            (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $11.050     $10.220       $9.030      $9.230       $9.600      $9.420

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income(3)                                        0.200       0.371        0.453       0.429        0.405       0.403
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                       (0.050)      0.882        1.220      (0.196)      (0.041)      0.295
                                                             --------    --------     --------    --------     --------      ------
Total from investment operations                                0.150       1.253        1.673       0.233        0.364       0.698
                                                             --------    --------     --------    --------     --------      ------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:

Net investment income                                          (0.189)     (0.389)      (0.483)     (0.433)      (0.400)     (0.420)
Net realized gain on investments                               (0.081)     (0.034)          --          --       (0.334)     (0.098)
                                                             --------    --------     --------    --------     --------      ------
Total dividends and distributions                              (0.270)     (0.423)      (0.483)     (0.433)      (0.734)     (0.518)
                                                             --------    --------     --------    --------     --------      ------
NET ASSET VALUE, END OF PERIOD                                $10.930     $11.050      $10.220      $9.030       $9.230      $9.600
                                                             ========    ========     ========    ========     ========      ======
TOTAL RETURN(4)                                                 1.35%      12.55%       19.56%       2.58%        3.87%       7.78%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                         $368        $102       $3,879      $3,233       $3,265       $3,145
Ratio of expenses to average net assets                         0.75%       0.75%        0.75%       0.75%        0.75%       0.75%
Ratio of expenses to average net assets prior to
  expense limitation and expense paid indirectly                0.93%       1.02%        1.75%       1.00%        0.75%       0.94%
Ratio of net investment income to average net assets            3.66%       3.49%        4.73%       4.71%        4.38%       4.22%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       3.48%       3.22%        3.73%       4.46%        4.38%       4.03%
Portfolio turnover                                               399%         95%         212%        188%          89%         41%

(1) As required, effective December 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended November 30, 2002 was a decrease in net investment income per share of $0.048, an increase in net realized and unrealized gain (loss) per share of $0.048, and a decrease in the ratio of net investment income to average net assets of 0.53%. Per share data and ratios for periods prior to December 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                              DELAWARE DIVIDEND INCOME FUND
  TO FINANCIAL STATEMENTS                          May 31, 2005 (Unaudited)

Delaware Group Equity Funds V (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund (formerly Delaware Small Cap Contrarian Fund) and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Dividend Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek to provide high current income and the potential for capital appreciation.

1.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended May 31, 2005 were approximately $3,282. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at a rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on daily average net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Fund through March 31, 2006. Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. DDLP has contracted to waive distribution and service fees through March 31, 2006 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

NOTES                                              DELAWARE DIVIDEND INCOME FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
At May 31, 2005, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                               $149,323
  Dividend disbursing, transfer agent fees,
   accounting and administration fees and
   other expenses payable to DSC                                        142,151
  Other expenses payable to DMC and affiliates*                          97,467

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended May 31, 2005, the Delaware Dividend Income Fund was charged $7,935 for internal legal services provided by DMC.

For the six months ended May 31, 2005, DDLP earned $245,884 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended May 31, 2005, the Fund made purchases of $279,305,437 and sales of $163,412,156 of investment securities other than short-term investments.

At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the cost of investments was $334,568,950. At May 31, 2005, the net unrealized appreciation was $153,807 of which $12,087,601 related to unrealized appreciation of investments and $11,933,794 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2005 and the year ended November 30, 2004 was as follows:

                                                  Six Months           Year
                                                    Ended              Ended
                                                   5/31/05*          10/31/04
                                                 ------------      -----------
Ordinary income                                   $5,295,844        $2,717,844
Long-term capital gain                               149,381                --
                                                 ------------      -----------
Total                                             $5,445,225        $2,717,844
                                                 ------------      -----------

*Tax information for the six months ended May 31, 2005 is estimated and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2005, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                                    $333,105,990
  Undistributed ordinary income                                       4,348,598
  Undistributed long-term capital gains                               1,980,480
  Unrealized appreciation of investments                                153,807
                                                                  -------------
  Net assets                                                       $339,588,875
                                                                  =============

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended May 31, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of market discounts and premiums on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income                                   $479,649
Accumulated net realized gain (loss)                                  (479,649)

5. CAPITAL SHARES
Transactions in capital shares were as follows:
                                                       Six Months       Year
                                                         Ended         Ended
                                                        5/31/05       11/30/04
Shares sold:
  Class A                                               6,781,652    9,774,324
  Class B                                               1,455,043    2,806,174
  Class C                                               4,474,299    7,203,243
  Class R                                                  41,207       33,044
  Institutional Class                                      28,274        8,765

Shares issued upon reinvestment of
    dividends and distributions:
  Class A                                                 206,179      101,364
  Class B                                                  50,189       26,108
  Class C                                                 131,164       57,292
  Class R                                                     991          455
  Institutional Class                                         527       12,554
                                                       ----------   ----------
                                                       13,169,525   20,023,323
                                                       ----------   ----------
Shares repurchased:
  Class A                                              (1,145,794)    (917,417)
  Class B                                                (198,479)    (127,032)
  Class C                                                (637,884)    (251,612)
  Class R                                                  (1,046)         --
  Institutional Class                                      (4,393)    (391,674)
                                                       ----------   ----------
                                                       (1,987,596)  (1,687,735)
                                                       ----------   ----------
Net increase                                           11,181,929   18,335,588
                                                       ==========   ==========

For the six months ended May 31, 2005 and the year ended November 30, 2004, 29,369 Class B shares were converted to 29,341 Class A shares valued at $324,155 and 24,503 Class B shares were converted to 24,480 Class A shares valued at $262,099, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

NOTES                                              DELAWARE DIVIDEND INCOME FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT

The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding at May 31, 2005, or at any time during the period.

7. CREDIT AND MARKET RISKS
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, 144A securities represented approximately 9.62% of total assets. 144A securities comprising 0.06% of total assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statement of Net Assets.

The Fund invests a portion of its assets in high-yield fixed-income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and/or Baa or lower by Moody's Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended May 31, 2005. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

OTHER                                              DELAWARE DIVIDEND INCOME FUND
  FUND INFORMATION

The shareholders of Delaware Group Equity Funds V (the "Trust") approved on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust (shareholders of all series of the Trust voting together).

                                                                Shares Voted
                                       Shares Voted For      Withhold Authority
                                       ----------------     -------------------
Thomas L. Bennett                          18,156,829           445,948
Jude T. Driscoll                           18,162,841           439,936
John A. Fry                                18,168,910           433,866
Anthony D. Knerr                           18,156,910           445,867
Lucinda S. Landreth                        18,162,718           440,059
Ann R. Leven                               18,155,177           447,600
Thomas F. Madison                          18,153,700           449,700
Janet L. Yeomans                           18,172,872           429,905
J. Richard Zecher                          18,163,732           439,044

2. To approve the use of a "manager of managers" structure whereby the investment manager of the Funds will be able to hire and replace subadvisers without shareholder approval.

                                  For       Against   Abstain   Broker Non-Votes
                                  ----      -------   -------   ----------------
Delaware Dividend Income Fund   8,364,100   418,309   285,313      2,285,724

SUBSEQUENT EVENT NOTE - FUND MERGER
On June 24, 2005, the Dividend Income Fund completed the acquisition of the net assets of Lincoln National Convertible Securities Fund, Inc. ("LNV Fund") pursuant to a plan of reorganization approved by the shareholders of LNV Fund at a reconvened Special Meeting of Shareholders held on June 16, 2005. The transaction, which is structured as a tax-free reorganization, entailed (i) the acquisition of all of the assets of LNV Fund by Dividend Income Fund in exchange for Class A shares of Dividend Income Fund and (ii) the pro rata distribution of such shares to LNV Fund's shareholders in exchange for their shares of LNV Fund.

LNV Fund was a closed-end, diversified investment management company managed by Delaware Management Company. Delaware Management Company is a series of Delaware Management Business Trust, a wholly owned subsidiary of Lincoln National Corporation. As of June 22, 2005, LNV Fund had total assets of approximately $85.5 million.

OTHER                                              DELAWARE DIVIDEND INCOME FUND
  FUND INFORMATION (CONTINUED)

BOARD CONSIDERATION OF DELAWARE DIVIDEND INCOME FUND INVESTMENT ADVISORY
AGREEMENT
At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Dividend Income Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the Fund's investment adviser. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments(R)") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Fund; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the adviser's ability to fully invest in accordance with the Fund's policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments Family of Funds, and Chairman and Chief Executive Officer of the investment adviser, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment adviser and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board Meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment adviser during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three and five year periods ended February 28, 2005. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for this Fund consisted of the Fund and all retail and institutional income funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one, three and five year periods was in the first quartile of such Performance Universe. The Board was satisfied with such performance.

OTHER                                             DELAWARE DIVIDEND INCOME FUND
  FUND INFORMATION (CONTINUED)

BOARD CONSIDERATION OF DELAWARE DIVIDEND INCOME FUND INVESTMENT ADVISORY AGREEMENT (CONTINUED)

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

Such expense comparisons for the Fund showed that its management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments(R) in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

                      This page intentionally left blank.

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

This semiannual report is for the information of Delaware Dividend Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Dividend Income Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES
JUDE T. DRISCOLL
Chairman
Delaware Investments Family of Funds
Philadelphia, PA

THOMAS L. BENNETT
Private Investor
Rosemont, PA

JOHN A. FRY
President
Franklin & Marshall College
Lancaster, PA

ANTHONY D. KNERR
Managing Director
Anthony Knerr & Associates
New York, NY

LUCINDA S. LANDRETH
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

AFFILIATED OFFICERS
MICHAEL P. BISHOF
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

RICHELLE S. MAESTRO
Executive Vice President,
Chief Legal Officer and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

JOHN J. O'CONNOR
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

CONTACT INFORMATION
Investment Manager
Delaware Management Company,
a Series of Delaware Management Business Trust
Philadelphia, PA

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia, PA

SHAREHOLDER SERVICING, DIVIDEND
DISBURSING AND TRANSFER AGENT
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

FOR SHAREHOLDERS
800 523-1918

FOR SECURITIES DEALERS AND FINANCIAL
INSTITUTIONS REPRESENTATIVES ONLY
800 362-7500

WEB SITE
www.delawareinvestments.com

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------
(9486)                                                        Printed in the USA
SA-129-[5/05]IVES 7/05                                     MF-05-06-093 PO 10243

                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group


SEMIANNUAL REPORT 2005  MAY 31, 2005
--------------------------------------------------------------------------------
                        DELAWARE SMALL CAP CORE FUND


[LOGO]
POWERED BY RESEARCH.(SM)

                                                                    May 11, 2005



Dear Shareholder:

In the first four months of 2005, we saw the U.S. economy continue to grow, leading the Federal Reserve to keep in place its approach of "measured" interest rate increases. For the six months ended May 31, 2005, the stock and bond markets generated modest performances. A benchmark for equities of large companies based in the United States, the Standard & Poor's 500 Index, returned +2.42%. By way of comparison, domestic bonds, as measured by the Lehman Brothers Aggregate Bond Index, experienced a slightly greater return of +2.90% (source:
Lipper Inc.)

A NEW YEAR IS OFTEN A TIME OF REFLECTION AND FOR LOOKING FORWARD TO THE FUTURE. This is especially true at Delaware Investments(R) this year. As part of Lincoln Financial Group(R), Delaware Investments began a yearlong celebration of 100 years of Lincoln history, 75+ years of Delaware history and the past 10 years together. Today Delaware Investments is recognized as an integral part of Lincoln Financial Group's ability to offer a broad variety of high quality financial solutions for investors.

In assessing the rest of the year, we believe there will be positive economic growth, although at a more moderate pace than what we experienced in 2004. Containment of oil prices, along with modest inflation expectations, may help foster this growth.

Our views on interest rates, oil prices and the intermediate-term outlook for the U.S. economy impact the way we invest our portfolios. MOST IMPORTANTLY, THOUGH, DELAWARE INVESTMENTS IS AN ASSET MANAGEMENT COMPANY COMMITTED TO FUNDAMENTAL, STYLE-SPECIFIC INVESTMENT RESEARCH ACROSS THE MULTIPLE ASSET CLASSES IN WHICH WE INVEST. We rely on our in-depth proprietary research, carefully weighing the risks and potential returns of individual securities, to achieve a goal of creating long-term out-performance. From our determined beginnings at the start of the Great Depression, we've learned how important consistent performance is to our clients.

As we look forward to the rest of 2005, a final reflection: We recognize that employees are a competitive advantage in a service-based industry such as investment management. AT DELAWARE INVESTMENTS, WE'RE PROUD OF OUR PEOPLE. It is their dedication to and passion for our business that drives our success. We recently welcomed a new investment management team to Delaware. The addition of our Focus Growth Equity Team, based in San Francisco, brings additional strength to our growth-oriented investment capabilities and also provides Delaware Investments with a west coast presence that includes a second equity trading floor. As our capabilities at Delaware Investments grow, so does our passion for our business.

All of us at Delaware Investments thank you for your continued support. Join us as we welcome the future with a legacy of commitment that continues to focus on you.


Sincerely,

/s/ Jude T. Driscoll
Jude T. Driscoll
Chairman
Delaware Investments Family of Funds

DISCLOSURE
  OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; end exchange fees; and (2) ongoing costs, including management fees; distribution, and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE SMALL CAP CORE FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                       Expense
                                                  Beginning        Ending                            Paid During
                                                   Account         Account           Annualized         Period
                                                   Value            Value             Expense         12/1/04 to
                                                  12/1/04          5/31/05             Ratio            5/31/05
----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                            $1,000.00       $1,005.20            0.78%           $3.90
Institutional Class                                 1,000.00        1,005.20            0.78%            3.90
----------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN  (5% return before expenses)
Class A                                            $1,000.00       $1,021.04            0.78%           $3.93
Institutional Class                                 1,000.00        1,021.04            0.78%            3.93
----------------------------------------------------------------------------------------------------------------

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

SECTOR ALLOCATION                                            As of May 31, 2005
  DELAWARE SMALL CAP CORE FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder report, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                          PERCENTAGE
SECTOR                                                   OF NET ASSETS
----------------------------------------------------------------------
COMMON STOCK                                                   98.25%
----------------------------------------------------------------------
Basic Materials                                                 5.96%

Business Services                                               5.43%

Capital Goods                                                   8.39%

Consumer Discretionary                                          6.34%

Consumer Services                                               2.72%

Consumer Staples                                                2.16%

Credit Cyclicals                                                3.51%

Energy                                                          5.70%

Finance                                                        15.36%

Healthcare                                                     13.00%

Media                                                           2.60%

REITs                                                           5.34%

Technology                                                     17.23%

Transportation                                                  1.87%

Utilities                                                       2.64%
----------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           1.85%
----------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.10%
----------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS               (0.10%)
----------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
----------------------------------------------------------------------

STATEMENT OF                                       DELAWARE SMALL CAP CORE FUND
  NET ASSETS                                       May 31, 2005 (Unaudited)

                                                          Number of     Market
                                                           Shares       Value
COMMON STOCK- 98.25%
Basic Materials - 5.96%
  Aceto                                                     1,500   $   10,905
 +AK Steel Holding                                          2,100       16,065
  Ameron International                                        300        9,900
 +Century Aluminum                                            800       17,928
  Crompton                                                  2,000       30,700
  Cytec Industries                                            600       24,996
  Ferro                                                       600       11,544
 +FMC                                                         600       33,270
 +Maverick Tube                                               900       27,189
 +NS Group                                                    800       23,056
 +PolyOne                                                   3,100       20,832
 +USG                                                         600       27,510
  Wausau-Mosinee Paper                                      1,400       17,500
  Worthington Industries                                      900       15,084
                                                                     ---------
                                                                       286,479
                                                                     ---------
Business Services - 5.43%
  Administaff                                               1,400       29,904
  Clark                                                     1,100       15,950
  Gevity HR                                                   600       10,290
  Harland (John H.)                                           500       18,835
  Healthcare Services Group                                 1,200       22,440
 +ITT Educational Services                                    200        9,078
 +Labor Ready                                               1,500       30,960
  McGrath RentCorp                                            800       18,440
 +NCO Group                                                   700       13,902
 +Sourcecorp                                                  700       14,987
  UniFirst                                                    500       18,300
 +United Stationers                                           500       24,515
 +Universal Technical Institute                               300        9,165
 +West                                                        700       24,598
                                                                     ---------
                                                                       261,364
                                                                     ---------
Capital Goods - 8.39%
  Acuity Brands                                               900       22,095
 +AGCO                                                      1,200       22,032
  Applied Industrial Technologies                             450       13,698
 +Aviall                                                      600       18,468
  Barnes Group                                                500       15,340
  Briggs & Stratton                                           700       23,702
  DRS Technologies                                            500       23,540
 +Flowserve                                                   500       14,735
 +Genlyte Group                                               600       26,736
 +Griffon                                                     500        9,965
  Helix Technology                                          1,200       15,132
  Hughes Supply                                               400       10,400
 +Kadant                                                      500       10,250
  Lawson Products                                             500       21,400
  Lincoln Electric Holdings                                   500       16,380
  NN                                                        1,100       13,959
 +Orbital Sciences                                          1,700       16,507
  Oshkosh Truck                                               100        7,974
 +Rofin-Sinar Technologies                                    400       12,920
 +Terex                                                       800       31,616
  Toro                                                        600       25,830
  Watsco                                                      700       30,933
                                                                     ---------
                                                                       403,612
                                                                     ---------

STATEMENT
  OF NET ASSETS (CONTINUED)                             Number of       Market
                                                         Shares          Value
COMMON STOCK (continued)
Consumer Discretionary - 6.34%
 +Aeropostale                                              800       $  21,800
 +AnnTaylor Stores                                         800          20,608
 +Brookstone                                               900          18,126
 +Charming Shoppes                                       2,700          24,381
 +Conn's                                                 1,100          20,999
  Finish Line Class A                                    1,400          27,888
 +GameStop                                               1,100          32,076
  Goody's Family Clothing                                1,300           9,230
 +Guitar Center                                            500          28,495
 +JOS A Bank Clothiers                                     600          23,652
 +Pacific Sunwear of California                          1,100          23,100
  Stride Rite                                            1,300          15,457
 +Tempur-Pedic International                             1,000          23,330
  Yankee Candle                                            500          15,775
                                                                     ---------
                                                                       304,917
                                                                     ---------
Consumer Services - 2.72%
 +Argosy Gaming                                            500          23,185
  CKE Restaurants                                        1,400          23,100
 +ExpressJet Holdings                                    1,500          12,945
  IHOP                                                     600          28,566
  Lone Star Steakhouse & Saloon                            600          18,126
 +Papa John's International                                300          11,700
 +Penn National Gaming                                     400          13,028
                                                                     ---------
                                                                       130,650
                                                                     ---------
Consumer Staples - 2.16%
  Chiquita Brands International                            600          17,448
  Lancaster Colony                                         300          13,182
  Longs Drug Stores                                        400          16,416
  Nu Skin Enterprises Class A                            1,000          22,590
  Ralcorp Holdings                                         500          19,070
  Sanderson Farms                                          400          15,160
                                                                     ---------
                                                                       103,866
                                                                     ---------
Credit Cyclicals - 3.51%
  ArvinMeritor                                             700          10,080
  Beazer Homes USA                                         600          32,076
 +Jacuzzi Brands                                         2,300          23,483
  M/I Homes                                                400          20,192
 +Meritage                                                 400          29,088
  Monaco Coach                                           1,000          16,410
  Standard-Pacific                                         200          16,024
  Thor Industries                                          700          21,252
                                                                     ---------
                                                                       168,605
                                                                     ---------
Energy - 5.70%
 +Forest Oil                                               900          35,784
  Holly                                                    800          30,584
 +Meridian Resource                                      4,500          20,385
 +Oceaneering International                                600          21,900
 +Offshore Logistics                                       600          18,792
 +Oil States International                               1,300          30,108
 +Spinnaker Exploration                                    700          21,469
 +Stone Energy                                             300          12,909
 +Universal Compression Holdings                           600          20,520
 +Veritas DGC                                              900          24,300
 +W-H Energy Services                                    1,000          21,670
  World Fuel Services                                      600          15,810
                                                                     ---------
                                                                       274,231
                                                                     ---------

STATEMENT
  OF NET ASSETS (CONTINUED)                             Number of       Market
                                                         Shares          Value
COMMON STOCK (continued)
Finance - 15.36%
 +Affiliated Managers Group                                500       $  33,350
  American Home Mortgage Investment                        700          22,792
  AmerUs Group                                             500          23,795
  Bancfirst                                                200          15,748
  City Holding                                             500          16,890
  Commercial Capital Bancorp                             1,300          22,035
 +CompuCredit                                              800          25,224
  Delphi Financial Group Class A                           500          21,200
  Dime Community Bancshares                              1,000          15,100
  FBL Financial Group Class A                              700          18,725
  Financial Federal                                        700          26,110
  First Place Financial Ohio                               900          17,721
 +FirstFed Financial                                       300          16,254
  Flagstar Bancorp                                       1,100          21,736
  Frontier Financial                                     1,050          26,145
  Greater Bay Bancorp                                    1,200          30,156
  Independent Bank - Michigan                              600          16,884
  Kansas City Life Insurance                               300          14,136
  MainSource Financial Group                               840          15,347
  Merchants Bancshares                                     700          18,536
 +Metris                                                 1,600          20,768
  MFA Mortgage Investments                               1,500          10,635
 +Molina Healthcare                                        400          17,120
  Ohio Casualty                                            900          21,510
  PFF Bancorp                                              900          26,136
 +Piper Jaffray                                            500          14,135
  Presidential Life                                        800          12,120
  Republic Bancorp                                       1,680          23,192
  RLI                                                      600          26,244
 +Sierra Health Services                                   400          26,428
  Sterling Bancshares                                    1,600          21,760
  TierOne                                                1,000          24,125
 +Triad Guaranty                                           200          10,840
  Trustmark                                              1,000          28,570
 +United America Indemnity                                 775          13,214
  West Coast Bancorp Oregon                              1,100          23,936
                                                                     ---------
                                                                       738,617
                                                                     ---------
Healthcare - 13.00%
 +Adolor                                                 1,100          10,516
 +Albany Molecular Research                                800           9,528
 +Alkermes                                               1,200          13,920
  Alpharma Class A                                         900          11,583
 +American Healthways                                      600          23,562
 +Applera-Celera Genomics                                1,400          13,888
 +Apria Healthcare Group                                   600          18,900
  Arrow International                                      600          20,280
 +Bio-Rad Laboratories Class A                             300          16,164
 +Candela                                                2,300          23,529
 +Digene                                                   600          15,096
 +Enzo Biochemical                                         600           9,162
 +First Horizon Pharmaceutical                           1,400          26,320
 +Gen-Probe                                                400          15,544
 +Geron                                                  2,300          18,400
 +Immunogen                                              2,200          13,112
 +Kensey Nash                                              800          21,760
 +Kos Pharmaceuticals                                      400          23,092
 +LifePoint Hospitals                                      500          22,490
 +Medarex                                                1,300           9,854
  Mentor                                                   500          20,455
 +Noven Pharmaceuticals                                  1,000          18,000
  Owens & Minor                                            700          21,700
  PolyMedica                                               500          17,550
 +Priority Healthcare Class B                              800          18,304
 +Res-Care                                               1,800          23,994
 +Serologicals                                             900          19,341

STATEMENT
  OF NET ASSETS (CONTINUED)                            Number of        Market
                                                        Shares           Value
COMMON STOCK (continued)
Healthcare (Continued)
 +Sybron Dental Specialties                                700       $  25,949
 +Techne                                                   400          18,640
 +Telik                                                  1,200          17,112
 +United Therapeutics                                      500          24,980
  Vital Signs                                              300          12,651
  West Pharmaceutical Services                           1,000          27,840
 +Wright Medical Group                                     800          22,032
                                                                     ---------
                                                                       625,248
                                                                     ---------
 Media - 2.60%
 +4Kids Entertainment                                    1,000          19,000
  infoUSA                                                1,500          18,120
  Journal Communications Class A                         1,000          16,750
 +Lin TV Class A                                           900          13,095
  Media General Class A                                    200          12,220
 +Mediacom Communications                                2,600          15,808
 +Scholastic                                               500          18,760
  Sinclair Broadcasting Group                            1,300          11,453
                                                                     ---------
                                                                       125,206
                                                                     ---------
Real Estate - 5.34%
  Brandywine Realty Trust                                  600          16,896
  Equity Inns                                            1,800          21,582
  First Industrial Realty Trust                            500          19,400
  Glimcher Realty Trust                                    700          18,025
  Home Properties                                          500          20,600
  HRPT Properties Trust                                  1,200          14,196
  Maguire Properties                                       600          15,690
  National Health Investors                                800          21,336
  Nationwide Health Properties                             900          20,223
  Pennsylvania Real Estate Investment Trust                400          17,600
  Prentiss Properties Trust                                600          20,700
  Senior Housing Properties Trust                          800          14,392
  Shurgard Storage Centers Class A                         400          17,460
  SL Green Realty                                          300          18,585
                                                                     ---------
                                                                       256,685
                                                                     ---------
Technology - 17.23%
 +AMIS Holdings                                          1,200          14,400
 +Artesyn Technologies                                   1,600          13,168
 +ASK Jeeves                                               400          12,164
 +Aspect Communications                                  1,200          11,520
 +Aspen Technology                                       3,200          16,768
 +Avid Technology                                          300          17,592
 +Axcelis Technologies                                   3,500          23,275
 +Blackboard                                             1,200          23,652
 +CACI International                                       400          25,784
 +Cymer                                                    700          19,887
 +Digital River                                            500          13,760
 +Digitas                                                1,400          15,498
 +Dionex                                                   400          17,940
 +DSP Group                                                400           9,408
 +Dycom Industries                                         800          15,712
 +EarthLink                                              2,000          21,220
  FactSet Research Systems                                 600          19,206
 +FileNet                                                  600          16,716
 +Internet Security Systems                                900          19,980
 +iPayment                                                 400          15,256
 +j2 Global Communications                                 500          17,540
 +KEMET                                                  2,100          14,700
 +Kulicke & Soffa Industries                             4,400          25,564
 +Mercury Computer Systems                                 600          17,340
 +MTC Technologies                                         500          16,765
 +Multi-Fineline Electronix                                700          11,424
 +Netgear                                                1,300          25,571
 +OmniVision Technologies                                1,400          22,148
 +Photronics                                             1,100          25,333
  Plantronics                                              400          13,768

STATEMENT
  OF NET ASSETS (CONTINUED)                           Number of         Market
                                                       Shares            Value
COMMON STOCK (CONTINUED)
Technology (Continued)
 +Progress Software                                        900       $  26,253
  Quality Systems                                          400          24,052
 +RadiSys                                                1,300          21,021
 +RF Micro Devices                                       1,500           6,975
 +RSA Security                                           2,100          25,830
 +SI International                                         600          17,010
 +Sigmatel                                                 600          13,584
 +Skyworks Solutions                                     2,700          17,091
 +Take-Two Interactive Software                          1,050          27,048
  United Online                                            900          11,646
 +Universal Electronics                                    800          13,344
 +Varian Semiconductor Equipment                           700          28,406
 +Verint Systems                                           300          10,500
 +Viasat                                                   900          18,261
 +WebEx Communications                                     800          21,488
 +Wind River Systems                                       800          13,112
                                                                     ---------
                                                                       828,680
                                                                     ---------
Transportation - 1.87%
  Arkansas Best                                            400          13,092
 +HUB Group                                              1,000          27,480
 +Pacer International                                    1,200          27,372
 +SCS Transportation                                     1,200          21,900
                                                                     ---------
                                                                        89,844
                                                                     ---------
Utilities - 2.64%
  Black Hills                                              500          18,310
  Cascade Natural Gas                                      700          13,454
  Cleco                                                    700          14,623
  Great Plains Energy                                      400          12,600
  Middlesex Water                                          500           9,670
  Otter Tail                                               500          12,730
  UGI                                                    1,200          31,812
  Westar Energy                                            600          13,842
                                                                     ---------
                                                                       127,041
                                                                     ---------
TOTAL COMMON STOCK (cost $4,334,031)                                 4,725,045
                                                                     ---------

                                                      Principal
                                                        Amount
REPURCHASE AGREEMENTS- 1.85%
  With BNP Paribas 2.95% 6/1/05
    (dated 5/31/05, to be repurchased
    at $51,804, collateralized by $7,600
    U.S. Treasury Bills due 9/29/05,
    market value $7,500, $6,400 U.S.
    Treasury Bills due 10/20/05,
    market value $6,342, $11,500 U.S.
    Treasury Bills due 11/17/05, market
    value $11,363, $7,400 U.S. Treasury
    Notes 2.38% due 8/15/06, market
    value $7,327, $11,400 U.S. Treasury
    Notes 6.50% due 8/15/05, market
    value $11,668, and $8,100 U.S.
    Treasury Notes 7.00% due 7/15/06,
    market value $8,638)                               $51,800          51,800

With UBS Warburg 2.95% 6/1/05
    (dated 5/31/05, to be
    repurchased at $37,203,
    collateralized by $38,300
    U.S. Treasury Notes 2.50%
    due 5/31/06, market value $38,003)                 37,200           37,200
                                                                    ----------
TOTAL REPURCHASE AGREEMENTS
  (cost $89,000)                                                        89,000
                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES - 100.10%
   (cost $4,423,031)                                                 4,814,045
LIABILITIES NET OF RECEIVABLES AND
   OTHER ASSETS - (0.10%)                                               (4,998)
                                                                    ----------
NET ASSETS APPLICABLE TO 458,593 SHARES
  OUTSTANDING - 100.00%                                             $4,809,047
                                                                    ----------

STATEMENT
  OF NET ASSETS (CONTINUED)

Net Asset Value - Delaware Small Cap Core
  Fund Class A ($22,259 / 2,122 Shares)                             $    10.49
                                                                    ----------
Net Asset Value - Delaware Small Cap Core
  Fund Institutional Class ($4,786,788 / 456,471 Shares)            $    10.49
                                                                    -----------

COMPONENTS OF NET ASSETS AT MAY 31, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                                $4,352,511
Undistributed net investment income                                     10,286
Accumulated net realized gain on investments                            55,236
Net unrealized appreciation of investments                             391,014
                                                                    ----------
Total net assets                                                    $4,809,047
                                                                    ----------

+Non-income producing security for the period ended May 31, 2005.

SUMMARY OF ABBREVIATIONS:
REIT - Real Estate Investment Trust

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE SMALL CAP CORE FUND
Net asset value Class A (A)                                         $    10.49
Sales charge (5.75% of offering price) (B)                                0.64
                                                                    ----------
Offering price                                                      $    11.13
                                                                    ----------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

                                 DELAWARE SMALL CAP CORE STATEMENT OF OPERATIONS Six Months Ended May 31, 2005

INVESTMENT INCOME:
  Dividends                                                       $    24,751
  Interest                                                                798    $    25,549
                                                                                 -----------

EXPENSES:
  Management fees                                                      17,693
  Distribution expenses - Class A                                          32
  Legal and professional fees                                           2,358
  Pricing fees                                                            705
  Registration fees                                                       552
  Accounting and administration expenses                                  543
  Custodian fees                                                          449
  Taxes (other than taxes on income)                                      274
  Insurance fees                                                          230
  Trustees' fees                                                          132
  Dividend disbursing and transfer agent fees and expenses                106
  Reports and statements to shareholders                                  104
  Other                                                                    84         23,262
                                                                  -----------
  Less expenses absorbed or waived                                                    (4,870)
  Less waiver of distribution expenses - Class A                                         (32)
  Less expenses paid indirectly                                                          (10)
                                                                                 -----------
Total expenses                                                                        18,350
                                                                                 -----------

Net Investment Income                                                                  7,199
                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                                    60,364
  Net change in unrealized appreciation/
    depreciation of investments                                                      (45,858)
                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                       14,506
                                                                                 -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $    21,705
                                                                                 ===========

See accompanying notes

                                             DELAWARE SMALL CAP CORE FUND
                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       Six Months                       Year
                                                                                          Ended                         Ended
                                                                                         5/31/05                      11/30/04
                                                                                     --------------                 ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                                                $        7,199                 $      8,533

Net realized gain on investments                                                             60,364                    1,393,660
Net change in unrealized appreciation/depreciation of investments                           (45,858)                    (582,199)
                                                                                     --------------                 ------------
Net increase in net assets resulting from operations                                         21,705                      819,994
                                                                                     --------------                 ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Class A
                                                                                                (34)                         (43)
  Institutional Class
                                                                                             (8,157)                     (13,285)

Net realized gain on investments:

  Class A                                                                                    (5,845)                        (928)

  Institutional Class                                                                    (1,387,384)                    (284,732)
                                                                                     --------------                 ------------
                                                                                         (1,401,420)                    (298,988)
                                                                                     --------------                 ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:

  Class A                                                                                     2,080                        3,904

  Institutional Class                                                                            --                           --

Net asset value of shares issued upon reinvestment of dividends and distributions:

  Class A                                                                                     5,880                          971
  Institutional Class                                                                     1,395,541                      298,017
                                                                                     --------------                 ------------
                                                                                          1,403,501                      302,892
                                                                                     --------------                 ------------
Increase in net assets derived from
capital share transactions                                                                1,403,501                      302,892
                                                                                     --------------                 ------------

Net Increase in Net Assets                                                                   23,786                      823,898

NET ASSETS:
Beginning of period                                                                       4,785,261                    3,961,363
                                                                                     --------------                 ------------
End of period (including undistributed net investment
income of $5,584 and $6,576, respectively)                                           $    4,809,047                 $  4,785,261
                                                                                     ==============                 ============

See accompanying notes

FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                             Delaware Small Cap Core Fund Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                          Ended                                 Year Ended
                                                       5/31/05(1)     11/30/04      11/30/03     11/30/02     11/30/01     11/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                     $14.600      $13.080       $10.290      $11.130      $ 9.090       $8.930
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                                   0.016        0.026         0.036        0.079        0.111        0.159
Net realized and unrealized
  gain on investments                                      0.151        2.481         3.350        0.069        2.082        0.720
                                                         -------      -------       -------      -------      -------       ------
Total from investment operations                           0.167        2.507         3.386        0.148        2.193        0.879
                                                         -------      -------       -------      -------      -------       ------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                     (0.025)      (0.044)       (0.075)      (0.108)      (0.153)      (0.135)
Net realized gain on investments                          (4.252)      (0.943)       (0.521)      (0.880)          --       (0.584)
                                                         -------      -------       -------      -------      -------       ------
Total dividends and distributions                         (4.277)      (0.987)       (0.596)      (0.988)      (0.153)      (0.719)
                                                         -------      -------       -------      -------      -------       ------

NET ASSET VALUE, END OF PERIOD                           $10.490      $14.600       $13.080      $10.290      $11.130       $9.090
                                                         =======      =======       =======      =======      =======       ======

TOTAL RETURN(3)                                             0.52%       20.62%        35.19%        1.08%       24.42%       10.56%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $22          $20           $13          $--          $--          $--
Ratio of expenses to average net assets                     0.78%        0.75%         0.75%        0.75%        0.75%        0.75%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                                  1.28%        1.30%         1.34%        1.34%        1.18%        1.24%
Ratio of net investment income to
  average net assets                                        0.30%        0.20%         0.33%        0.74%        1.07%        1.81%
Ratio of net investment income (loss)
  to average net assets prior
  to expense limitation and expenses
  paid indirectly                                          (0.20%)      (0.35%)       (0.26%)       0.15%        0.63%        1.32%
Portfolio turnover                                            39%         136%           44%          76%          82%         125%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 Delaware Small Cap Core Fund Institutional Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Six Months
                                                    Ended                                     Year Ended
                                                   5/31/05(1)     11/30/04       11/30/03       11/30/02      11/30/01    11/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                $14.600       $13.080        $10.290        $11.130        $9.090      $8.930

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                              0.016         0.026          0.036          0.079         0.111       0.159
Net realized and unrealized
  gain on investments                                 0.151         2.481          3.350          0.069         2.082       0.720
                                                    -------       -------        -------        -------       -------      ------
Total from investment operations                      0.167         2.507          3.386          0.148         2.193       0.879
                                                    -------       -------        -------        -------       -------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                (0.025)       (0.044)        (0.075)        (0.108)       (0.153)     (0.135)
Net realized gain on investments                     (4.252)       (0.943)        (0.521)        (0.880)             -     (0.584)
                                                    -------       -------        -------        -------       -------      ------
Total dividends and distributions                    (4.277)       (0.987)        (0.596)        (0.988)       (0.153)     (0.719)
                                                    -------       -------        -------        -------       -------      ------

NET ASSET VALUE, END OF PERIOD                      $10.490       $14.600        $13.080        $10.290       $11.130      $9.090
                                                    =======       =======        =======        =======       =======      ======

TOTAL RETURN(3)                                        0.52%        20.62%         35.19%          1.08%        24.42%      10.56%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  (000 omitted)                                      $4,787        $4,765         $3,948         $2,921        $2,890      $2,322
Ratio of expenses to
  average net assets                                   0.78%         0.75%          0.75%          0.75%         0.75%       0.75%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses
  paid indirectly                                      0.98%         1.00%          1.04%          1.04%         0.88%       0.94%
Ratio of net investment income
  to average net assets                                0.30%         0.20%          0.33%          0.74%         1.07%       1.81%
Ratio of net investment income
  (loss) to average net
  assets prior to expense
  limitation and expenses
  paid indirectly                                      0.10%       (0.05%)          0.04%          0.45%         0.93%       1.62%
Portfolio turnover                                       39%          136%            44%            76%           82%        125%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES
  TO FINANCIAL STATEMENTS                               May 31, 2005 (UNAUDITED)

Delaware Group Equity Funds V (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of May 31, 2005, only Class A and Institutional Class have commenced operations.

The investment objective of the Fund is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended May 31, 2005 were approximately $10. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on daily average net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.00% of average daily net assets through December 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of Class R shares. DDLP has elected voluntarily to waive such distribution and service fees at this time. Institutional Class shares pay no distribution and service expenses.

At May 31, 2005, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                           $2,173
Dividend disbursing, transfer agent,
    accounting and administration fees and other
    expenses payable to DSC                                           568
Other expenses payable to DMC and affiliates*                       2,040

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended May 31, 2005, the Fund was charged $158 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended May 31, 2005, the Fund made purchases of $922,780 and sales of $957,757 of investment securities other than short-term investments.

At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the cost of investments was $4,424,722. At May 31, 2005, the net unrealized appreciation was $389,323 of which $596,163 related to unrealized appreciation of investments and $206,840 related to unrealized depreciation of investments.


4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended May 31, 2005 and the year ended November 30, 2004 were as follows:

                                                 5/31/05*              11/30/04
                                              ---------------------------------
Ordinary income                                 $   250,664           $ 94,305
Long-term capital gain                            1,150,757            204,683
                                              ---------------------------------
Total dividends and distributions                $1,401,420           $298,988
                                              ---------------------------------

*Tax information for the period ended May 31, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                             $4,352,511
Undistributed ordinary income                                 46,906
Undistributed long-term capital gains                         20,307
Unrealized appreciation of investments                       389,323
                                                         -----------
Net assets                                                $4,809,047
                                                         -----------

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended May 31, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of distribution differences. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income         Accumulated net realized gain (loss)
-----------------------------------         ------------------------------------
             $4,702                                      $(4,702)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                        Six Months
                                        Ended                  Year Ended
                                        5/31/05                11/30/04
                                        ----------             ----------
Shares sold:
Class A                                        199                    312

Shares issued upon reinvestment of
dividends and distributions:
Class A                                        548                     79
Institutional Class                        130,182                 24,347
                                        ----------             ----------
                                           130,929                 24,738
                                        ----------             ----------

Shares repurchased:                             --                     --
                                        ----------             ----------
Class A                                         --                     --
                                        ----------             ----------
Net increase                               130,929                24,735
                                        ==========             ==========

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participate in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2005, or at any time during the period.


7. CREDIT AND MARKET RISK
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. As of May 31, 2005, this fund did not hold any illiquid securities.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended May 31, 2005. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.


8.  CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

OTHER
  FUND INFORMATION

PROXY VOTING RESULTS

The shareholders of Delaware Group Equity Funds V (the "Trust") voted on the proposal at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the 9 nominees specified as Trustees.

                           SHARES VOTED FOR               SHARES VOTED WITHHELD AUTHORITY
                           ---------------------------------------------------------------
   Thomas L. Bennett          18,156,829                             445,948
   Jude T. Driscoll           18,162,841                             439,936
   John A. Fry                18,168,910                             433,866
   Anthony D. Knerr           18,156,910                             445,867
   Lucinda S. Landreth        18,162,718                             440,059
   Ann R. Leven               18,155,177                             447,600
   Thomas F. Madison          18,153,700                             449,700
   Janet L. Yeomans           18,172,872                             429,905
   J. Richard Zecher          18,163,732                             439,044

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisors without shareholder approval.

                                       FOR       AGAINST     ABSTAIN     BROKER
                                      -----------------------------------------
NON-VOTES
Delaware Small Cap Core Fund          326,921      0           0           0


BOARD CONSIDERATION OF DELAWARE SMALL CAP CORE FUND INVESTMENT ADVISORY
AGREEMENT

At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Small Cap Core Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment adviser. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments(R)") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Fund; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the adviser's ability to fully invest in accordance with the Fund's policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment adviser, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment adviser and the approval of the advisory fee.


NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment adviser during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.


INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three and five year periods ended February 28, 2005. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for this Fund consisted of the Fund and all retail and institutional small cap core funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one year period was in the second quartile of such Performance Universe. The report further showed that the Fund's total return for the three and five year periods was in highest quartile. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments(R) Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in site to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following summarizes the expense results for the Fund and the Board's view of such expenses.

Such expense comparisons for the Fund showed that its management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.


MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with their roles as service providers to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Fund and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments(R) introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

                                            Delaware
                                            Investments(R)
                                            -----------------------------------
                                            A member of Lincoln Financial Group

VALUE-EQUITY

SEMIANNUAL REPORT MAY 31, 2005
-------------------------------------------------------------------------------
                  DELAWARE SMALL CAP VALUE FUND




[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS
-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATION                                               2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:
  Statement of Net Assets                                       3

  Statement of Operations                                       6

  Statements of Changes in Net Assets                           7

  Financial Highlights                                          8

  Notes to Financial Statements                                13
-----------------------------------------------------------------
OTHER FUND INFORMATION                                         16
-----------------------------------------------------------------




    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

    (c) 2005 Delaware Distributors, L.P.

DISCLOSURE                      For the Period December 1, 2004 to May 31, 2005
  OF FUND EXPENSES


As a shareholder of the fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE SMALL CAP VALUE FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                   Expenses
                                                           Beginning     Ending                  Paid During
                                                            Account      Account   Annualized       Period
                                                            Value         Value      Expense      12/1/04 to
                                                            12/1/04      5/31/05      Ratio        5/31/05*
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,020.20      1.42%         $7.15
Class B                                                     1,000.00    1,016.90      2.12%         10.66
Class C                                                     1,000.00    1,016.60      2.12%         10.66
Class R                                                     1,000.00    1,018.80      1.72%          8.66
Institutional Class                                         1,000.00    1,021.90      1.12%          5.65
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,017.85      1.42%         $7.14
Class B                                                     1,000.00    1,014.36      2.12%         10.65
Class C                                                     1,000.00    1,014.36      2.12%         10.65
Class R                                                     1,000.00    1,016.36      1.72%          8.65
Institutional Class                                         1,000.00    1,019.35      1.12%          5.64
-------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                            As of May 31, 2005
  DELAWARE SMALL CAP VALUE FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                      OF NET ASSETS
-------------------------------------------------------------------------
COMMON STOCK                                                   92.72%
-------------------------------------------------------------------------
Basic Industry                                                 12.63%

Business Services                                               1.92%

Capital Spending                                                6.77%

Consumer Cyclical                                               2.47%

Consumer Services                                              12.34%

Consumer Staples                                                2.92%

Energy                                                          8.04%

Financial Services                                             14.64%

Healthcare                                                      8.09%

Real Estate                                                     4.59%

Technology                                                     10.37%

Transportation                                                  4.21%

Utilities                                                       3.73%
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           7.00%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES
BEFORE SECURITIES LENDING COLLATERAL                           99.72%
-------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                  19.55%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              119.27%
-------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL            (19.55%)
-------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.28%
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

STATEMENT                                         DELAWARE SMALL CAP VALUE FUND
  OF NET ASSETS                                   May 31, 2005 (Unaudited)


                                                        Number of      Market
                                                         Shares         Value
COMMON STOCK - 92.72%
Basic Industry - 12.63%
 +Alpha Natural Resources                                163,700   $  3,912,430
 *Arch Coal                                              150,700      7,301,415
  Crane                                                  140,300      3,685,681
 +Crown Holdings                                         313,000      4,660,570
 *Federal Signal                                          75,800      1,184,754
 *Fuller (H.B.)                                          127,500      4,131,000
*+Griffon                                                247,060      4,923,906
  Louisiana-Pacific                                      162,300      4,086,714
 *MacDermid                                              175,400      5,105,894
 *+Meridian Gold                                         232,000      3,832,640
 +Pactiv                                                 187,100      4,275,235
 +PolyOne                                                432,600      2,907,072
 *Smith (A.O.)                                            79,600      2,496,256
 *Spartech                                               178,500      3,611,055
  Texas Industries                                       105,200      4,841,304
 *Wausau-Mosinee Paper                                   175,400      2,192,500
 *Westlake Chemical                                      147,200      3,529,856
                                                                   ------------
                                                                     66,678,282
                                                                   ------------
Business Services - 1.92%
  Brink's                                                177,200      5,530,412
 +United Stationers                                       93,559      4,587,198
                                                                   ------------
                                                                     10,117,610
                                                                   ------------
Capital Spending - 6.77%
*+Casella Waste Systems                                  295,100      3,367,091
 *Gibraltar Industries                                   231,814      4,534,282
  Harsco                                                  93,500      5,425,805
*+Insituform Technologies Class A                        129,300      1,918,812
 *Kaydon                                                 159,100      4,540,714
 *Mueller Industries                                     117,000      3,159,000
 *Wabtec                                                 281,700      5,831,190
 *Walter Industries                                      163,700      6,940,880
                                                                   ------------
                                                                     35,717,774
                                                                   ------------
Consumer Cyclical - 2.47%
 *Furniture Brands International                         128,600      2,586,146
  KB HOME                                                113,600      7,672,544
*+WCI Communities                                         93,500      2,795,650
                                                                   ------------
                                                                     13,054,340
                                                                   ------------
Consumer Services - 12.34%
 +AnnTaylor Stores                                       204,650      5,271,784
  Belo Class A                                            85,300      2,096,674
  Borders Group                                          152,000      3,844,080
*+Carter's                                                48,500      2,262,525
 *Cato Class A                                           214,500      6,190,470
*+Department 56                                          100,300      1,119,348
 *K Swiss                                                176,700      5,672,070
 *Kellwood                                               152,000      3,824,320
 *Kenneth Cole Productions Class A                       107,900      3,247,790
 *Oakley                                                 185,500      2,726,850
  Pier 1 Imports                                         280,600      4,711,274
  Reebok International                                   118,600      4,828,206
*+Sports Authority                                       117,743      3,767,776
 *Thor Industries                                        167,100      5,073,156
 *Wolverine World Wide                                   211,350      4,856,823
*+Zale                                                   180,000      5,612,400
                                                                   ------------
                                                                     65,105,546
                                                                   ------------

                                                        Number of      Market
                                                         Shares         Value
COMMON STOCK (continued)
Consumer Staples - 2.92%
 *American Greetings Class A                             210,500   $  5,468,790
  Bunge Limited                                           69,600      4,317,984
 +Constellation Brands                                   202,200      5,623,182
                                                                   ------------
                                                                     15,409,956
                                                                   ------------
Energy - 8.04%
*+Energy Partners                                        356,500      8,146,025
 +Grey Wolf                                              765,100      5,026,707
 +Newfield Exploration                                   204,200      7,851,490
*+Newpark Resources                                      689,800      4,207,780
 *Southwest Gas                                          163,700      4,089,226
*+W-H Energy Services                                    243,400      5,274,478
*+Whiting Petroleum                                      226,200      7,821,996
                                                                   ------------
                                                                     42,417,702
                                                                   ------------
Financial Services - 14.64%
 *AmerUs Group                                           139,100      6,619,769
  Berkley (W.R.)                                         204,300      7,244,478
 *Boston Private Financial Holdings                      217,700      5,329,296
  Colonial BancGroup                                     382,000      8,514,780
 *Commercial Federal                                     179,800      4,496,798
  Compass Bancshares                                      63,500      2,830,195
 *First Republic Bank                                    175,400      5,626,832
 *Greater Bay Bancorp                                    228,400      5,739,692
 *Harleysville Group                                     128,600      2,611,866
  Infinity Property & Casualty                            18,898        604,736
 *MAF Bancorp                                            115,200      4,902,912
 *NBT Bancorp                                             14,500        343,650
  Platinum Underwriters Holdings                         152,700      4,642,080
 *Provident Bankshares                                   186,200      5,891,368
 *Republic Bancorp                                       274,624      3,791,184
 +Sterling Financial                                     114,312      4,040,929
*+Triad Guaranty                                          74,900      4,059,580
                                                                   ------------
                                                                     77,290,145
                                                                   ------------
Healthcare - 8.09%
*+Alderwoods Group                                       362,500      5,020,625
 *Arrow International                                     93,800      3,170,440
 +Bio-Rad Laboratories Class A                            87,300      4,703,724
 *Diagnostic Products                                     70,800      3,082,632
*+Kindred Healthcare                                     134,400      5,185,152
 *Owens & Minor                                          185,500      5,750,500
 +Par Pharmaceuticals                                    119,700      3,830,400
 +Pediatrix Medical Group                                 70,200      5,168,826
*+RehabCare Group                                        115,900      3,220,861
  Service Corp International                             467,700      3,545,166
                                                                   ------------
                                                                     42,678,326
                                                                   ------------
Real Estate - 4.59%
  Ashford Hospitality Trust                              233,800      2,328,648
  Camden Property Trust                                  115,900      5,981,599
  Education Realty Trust                                 192,500      3,305,225
 *Highland Hospitality                                   292,300      3,098,380
  Prentiss Properties Trust                              128,600      4,436,700
  Reckson Associates Realty                              161,400      5,098,626
                                                                   ------------
                                                                     24,249,178
                                                                   ------------

STATEMENT                                         DELAWARE SMALL CAP VALUE FUND
  OF NET ASSETS (CONTINUED)
                                                      Number of       Market
                                                       Shares          Value
COMMON STOCK (continued)
Technology - 10.37%
*+Bell Microproducts                                   351,300     $  2,880,660
*+Checkpoint Systems                                   222,100        3,913,402
 +Datastream Systems                                   330,100        1,957,493
*+Entegris                                             385,800        3,742,260
*+Herley Industries                                    142,900        2,502,179
 +Insight Enterprises                                  210,500        4,121,590
 +International Rectifier                              105,200        5,026,456
 +NETGEAR                                              248,800        4,893,896
*+Overland Storage                                     223,500        2,165,715
*+Plexus                                               209,600        2,882,000
 *QAD                                                  207,200        1,454,544
 +Storage Technology                                   177,100        5,716,788
  Symbol Technologies                                  268,900        3,095,039
*+SYNNEX                                               175,700        2,779,574
 +Tech Data                                             95,100        3,414,090
 *Technitrol                                           320,500        4,208,165
                                                                   ------------
                                                                     54,753,851
                                                                   ------------
Transportation - 4.21%
 *Alexander & Baldwin                                  168,900        7,507,605
*+Continental Airlines Class B                         152,000        2,106,720
 +Kirby                                                116,900        4,986,954
 +SCS Transportation                                    82,300        1,501,975
 *SkyWest                                               99,600        1,816,704
*+Yellow Roadway                                        81,800        4,317,404
                                                                   ------------
                                                                     22,237,362
                                                                   ------------
Utilities - 3.73%
 *Black Hills                                           58,500        2,142,270
 +El Paso Electric                                     198,900        3,991,923
 +Fairpoint Communications                             264,900        4,124,493
 *Otter Tail                                           152,000        3,869,920
 *PNM Resources                                        191,300        5,574,482
                                                                   ------------
                                                                     19,703,088
                                                                   ------------
Total Common Stock
(cost $374,564,771)                                                 489,413,160
                                                                   ------------

                                                        Principal
                                                          Amount

REPURCHASE AGREEMENTS - 7.00%
  With BNP Paribas 2.95% 6/1/05
    (dated 5/31/05, to be repurchased at
    $21,515,763, collateralized by
    $3,146,000 U.S. Treasury Bills due
    9/29/05, market value $3,115,413,
    $2,665,000 U.S. Treasury Bills due
    10/20/05, market value $2,634,395,
    $4,788,000 U.S. Treasury Bills due
    11/17/05, market value $4,720,310,
    $3,063,000 U.S. Treasury Notes 2.38%
    due 8/15/06, market value
    $3,043,794, $4,722,000 U.S. Treasury
    Notes 6.50% due 8/15/05, market
    value $4,846,902, and $3,370,000
    U.S. Treasury Notes 7.00% due
    7/15/06, market value $3,588,417)                21,514,00       21,514,000

                                                     Principal        Market
                                                       Amount          Value
REPURCHASE AGREEMENTS - 7.00%
  With UBS Warburg 2.95% 6/1/05
    (dated 5/31/05, to be repurchased at
    $15,459,267, collateralized by
    $15,927,000 U.S. Treasury Notes 2.50%
    due 5/31/06, market value $15,787,236)          $15,458,00     $ 15,458,000
                                                                   ------------
Total Repurchase Agreements
   (cost $36,972,000)                                                36,972,000
                                                                   ------------
TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES LENDING COLLATERAL - 99.72%
  (cost $411,536,771)                                               526,385,160
                                                                   ------------
SECURITIES LENDING COLLATERAL** - 19.55%
Short-Term Investments
  Abbey National 3.13% 1/13/06                       2,191,786        2,191,786
  Australia New Zealand 3.08% 6/23/06                2,960,654        2,960,654
  Bank of New York 3.06% 4/4/06                      2,368,524        2,368,524
  Bank of the West 3.06% 3/2/06                      2,961,242        2,960,654
  Barclays London 3.10% 7/21/05                      2,960,739        2,960,691
  Barclays New York 3.12% 6/1/05                       296,017          296,017
  Bayerische Landesbank 3.08% 6/30/06                2,960,012        2,960,654
  Bear Stearns
    3.14% 1/17/06                                      592,113          592,432
    3.15% 11/30/05                                   2,959,162        2,960,654
  Beta Finance 3.08% 4/18/06                         2,960,905        2,960,358
  Citigroup Global Markets
    3.10% 6/1/05                                     23,718,046      23,718,046
    3.13% 6/7/05                                     3,197,507        3,197,507
  Credit Swiss First Boston New York
    3.07% 4/18/06                                    3,197,507        3,197,507
    3.10% 12/29/05                                     621,600          621,774
  Deutsche Bank 3.10% 7/11/05                        2,368,546        2,368,523
  Goldman Sachs 3.20% 5/31/06                        3,256,394        3,256,720
  Lehman Holdings 3.14% 12/23/05                     2,961,168        2,963,320
  Marshall & Ilsley Bank 3.05% 12/29/05              2,960,880        2,960,788
  Merrill Lynch Mortgage Capital
    3.16% 7/12/05                                    2,960,654        2,960,654
  Morgan Stanley
    3.21% 6/30/06                                      591,553          592,131
    3.24% 5/31/06                                      295,888          296,066
  National City Bank Cleveland
    3.06% 1/23/06                                    3,375,561        3,375,328
  Pfizer 3.05% 6/30/06                               2,842,228        2,842,228
  Proctor & Gamble 2.93% 6/30/06                     2,960,654        2,960,654
  Royal Bank of Canada 3.05% 6/27/05                 2,960,574        2,960,574
  Royal Bank of Scotland 3.06% 6/30/06               2,960,333        2,960,654
  Sigma Finance 3.06% 9/30/05                        2,783,042        2,782,728
  Societe Generale New York
    3.06% 6/14/05                                    2,674,305        2,674,199
  Sun Trust Bank 3.08% 8/5/05                        1,480,246        1,480,246
  Wal Mart Stores 3.03% 6/21/05                      3,540,282        3,534,368
  Washington Mutual Bank
    3.10% 7/8/05                                     2,960,601        2,960,654
  Wells Fargo 3.06% 6/30/06                          2,960,654        2,960,654
  Wilmington Trust Company
    2.96% 6/3/05                                     2,369,354        2,369,351
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL**
  (cost $103,207,098)                                               103,207,098
                                                                   ------------

STATEMENT                                         DELAWARE SMALL CAP VALUE FUND
  OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES - 119.27%
  (cost $514,743,869)                                              $629,592,258^
OBLIGATION TO RETURN SECURITIES LENDING
  COLLATERAL - (19.55%)**                                          (103,207,098)
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.28%                                          1,496,640
                                                                  -------------
NET ASSETS APPLICABLE TO 15,047,608 SHARES
OUTSTANDING - 100.00%                                              $527,881,800
                                                                  =============

Net Asset Value -- Delaware Small Cap Value Fund
  Class A ($311,624,086 / 8,701,930 Shares)                              $35.81
                                                                         ------
Net Asset Value -- Delaware Small Cap Value Fund
  Class B ($106,534,605 / 3,160,614 Shares)                              $33.71
                                                                         ------
Net Asset Value -- Delaware Small Cap Value Fund
  Class C ($77,240,057 / 2,292,431 Shares)                               $33.69
                                                                         ------
Net Asset Value -- Delaware Small Cap Value Fund
  Class R ($6,395,937 / 179,654 Shares)                                  $35.60
                                                                         ------
Net Asset Value -- Delaware Small Cap Value Fund
  Institutional Class ($26,087,115 / 712,979 Shares)                     $36.59
                                                                         ------
COMPONENTS OF NET ASSETS AT MAY 31, 2005:
Shares of beneficial interest
  (unlimited authorization -- no par)                              $376,762,773
Accumulated net realized gain on investments                         36,270,638
Net unrealized appreciation of investments                          114,848,389
                                                                   ------------
Total net assets                                                   $527,881,800
                                                                   ============

 +Non-income producing security for the period ended May 31, 2005. *Fully or partially on loan.
**See Note 7 in "Notes to Financial Statements."
 ^Includes $101,220,188 of securities loaned.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE SMALL CAP VALUE FUND
Net asset value Class A (A)                                              $35.81
Sales charge (5.75% of offering price) (B)                                 2.18
                                                                         ------
Offering price                                                           $37.99
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                                         DELAWARE SMALL CAP VALUE FUND
  OF OPERATIONS                       Six Months Ended May 31, 2005 (Unaudited)


INVESTMENT INCOME:
  Dividends                                                $2,072,785
  Interest                                                    338,091
  Securities lending income                                    61,484    $  2,472,360
                                                                         ------------

EXPENSES:
Management fees                                             1,840,285
  Distribution expenses -- Class A                            424,496
  Distribution expenses -- Class B                            539,034
  Distribution expenses -- Class C                            347,831
  Distribution expenses -- Class R                             16,864
  Dividend disbursing and transfer agent fees
    and expenses                                              583,437
  Accounting and administration expenses                       77,229
  Reports and statements to shareholders                       74,603
  Registration fees                                            54,252
  Legal and professional fees                                  37,131
  Insurance fees                                               31,622
  Trustees' fees                                               13,121
  Taxes (other than taxes on income)                           11,647
  Custodian fees                                                7,476
  Pricing fees                                                    362
  Other                                                        12,033       4,071,423
                                                           ----------
  Less expenses paid indirectly                                                  (458)
                                                                         ------------
  Total expenses                                                            4,070,965
                                                                         ------------
NET INVESTMENT LOSS                                                        (1,598,605)
                                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                         37,890,890
  Net change in unrealized appreciation/depreciation
    of investments                                                        (26,642,480)
                                                                         ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                            11,248,410
                                                                         ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $9,649,805
                                                                         ============

See accompanying notes
                                       6

STATEMENTS
  OF CHANGES IN NET ASSETS                        DELAWARE SMALL CAP VALUE FUND


                                                                         Six Months          Year
                                                                           Ended             Ended
                                                                          5/31/05          11/30/04
                                                                        (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss                                                  $ (1,598,605)    $ (2,385,975)
  Net realized gain on investments                                       37,890,890       59,163,709
  Net change in unrealized appreciation/depreciation
    of investments                                                      (26,642,480)      26,597,601
                                                                       ------------     ------------
Net increase in net assets resulting from operations                      9,649,805       83,375,335
                                                                       ------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net realized gain on investments:
  Class A                                                               (31,763,825)     (16,080,554)
  Class B                                                               (13,514,764)      (7,388,227)
  Class C                                                                (8,240,031)      (3,426,454)
  Class R                                                                  (548,342)        (133,545)
  Institutional Class                                                    (2,698,187)      (2,199,840)
                                                                       ------------     ------------
                                                                        (56,765,149)     (29,228,620)
                                                                       ------------     ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
  Class A                                                                65,719,635       56,360,643
  Class B                                                                 7,124,231       12,292,857
  Class C                                                                19,204,358       20,538,825
  Class R                                                                 2,814,767        3,470,893
  Institutional Class                                                     5,297,272       11,602,459

Net asset value of shares issued upon reinvestment
 of dividends and distributions:
  Class A                                                                29,902,456       15,140,871
  Class B                                                                12,427,282        6,672,916
  Class C                                                                 7,549,508        3,179,515
  Class R                                                                   549,180          130,217
  Institutional Class                                                     2,698,467        2,199,835
                                                                       ------------     ------------
                                                                        153,287,156      131,589,031
                                                                       ------------     ------------
Cost of shares repurchased:
  Class A                                                               (28,453,811)     (72,260,823)
  Class B                                                               (12,686,521)     (26,208,562)
  Class C                                                                (8,841,304)     (12,909,856)
  Class R                                                                (1,067,916)      (1,329,592)
  Institutional Class                                                    (3,503,277)     (27,801,757)
                                                                       ------------     ------------
                                                                        (54,552,829)    (140,510,590)
                                                                       ------------     ------------
Increase (decrease) in net assets derived from
 capital share transactions                                              98,734,327       (8,921,559)
                                                                       ------------     ------------
NET INCREASE IN NET ASSETS                                               51,618,983       45,225,156

NET ASSETS:
  Beginning of period                                                   476,262,817      431,037,661
                                                                       ------------     ------------
  End of period (there was no undistributed net
   investment income at either period end)                             $527,881,800     $476,262,817
                                                                       ============     ============


See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Small Cap Value Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             5/31/05(1)  11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $39.640     $35.220      $27.120     $29.350      $25.980     $24.680

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)                                (0.073)     (0.105)      (0.136)     (0.060)       0.059       0.091
Net realized and unrealized gain on investments                 0.868       6.879        9.079       0.574        4.429       1.594
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.795       6.774        8.943       0.514        4.488       1.685
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                              --          --           --          --      (0.026)     (0.080)
Net realized gain on investments                               (4.625)     (2.354)      (0.843)     (2.744)     (1.047)     (0.305)
In excess of net realized gain on investments                      --          --           --          --      (0.045)         --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (4.625)     (2.354)      (0.843)     (2.744)     (1.118)     (0.385)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $35.810     $39.640      $35.220     $27.120      $29.350     $25.980
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                  2.02%      20.52%       34.17%       1.60%       17.66%       7.04%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $311,624    $270,332     $240,322    $180,696     $182,925    $151,044
Ratio of expenses to average net assets                         1.42%       1.54%        1.63%       1.63%        1.58%       1.68%
Ratio of net investment income (loss) to average net assets    (0.41%)     (0.30%)      (0.47%)     (0.21%)       0.21%       0.37%
Portfolio turnover                                                37%         35%          42%         47%          72%         56%


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Small Cap Value Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             5/31/05(1)  11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $37.690     $33.820      $26.260     $28.680      $25.520     $24.340

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.188)     (0.334)      (0.327)     (0.252)      (0.138)     (0.079)
Net realized and unrealized gain on investments                 0.833       6.558        8.730       0.576        4.345       1.564
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.645       6.224        8.403       0.324        4.207       1.485
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                               (4.625)     (2.354)      (0.843)     (2.744)      (1.047)     (0.305)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (4.625)     (2.354)      (0.843)     (2.744)      (1.047)     (0.305)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $33.710     $37.690      $33.820     $26.260      $28.680     $25.520
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 1.69%      19.69%       33.21%       0.91%       16.83%       6.27%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $106,535    $111,348     $107,136     $86,641      $83,648     $58,156
Ratio of expenses to average net assets                         2.12%       2.24%        2.33%       2.33%        2.28%       2.38%
Ratio of net investment loss to average net assets             (1.11%)     (1.00%)      (1.17%)     (0.91%)      (0.49%)     (0.33%)
Portfolio turnover                                                37%         35%          42%         47%          72%         56%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Small Cap Value Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             5/31/05(1)  11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $37.680     $33.810      $26.250     $28.670      $25.510     $24.320

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.187)     (0.333)      (0.326)     (0.251)      (0.135)     (0.079)
Net realized and unrealized gain on investments                 0.822       6.557        8.729       0.575        4.342       1.574
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.635       6.224        8.403       0.324        4.207       1.495
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                               (4.625)     (2.354)      (0.843)     (2.744)      (1.047)     (0.305)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (4.625)     (2.354)      (0.843)     (2.744)      (1.047)     (0.305)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $33.690     $37.680      $33.810     $26.250      $28.670     $25.510
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 1.66%      19.69%       33.22%       0.91%       16.88%       6.27%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $77,240     $66,313      $48,453     $34,140      $31,823     $20,822
Ratio of expenses to average net assets                         2.12%       2.24%        2.33%       2.33%        2.28%       2.38%
Ratio of net investment loss to average net assets             (1.11%)     (1.00%)      (1.17%)     (0.91%)      (0.49%)     (0.33%)
Portfolio turnover                                                37%         35%          42%         47%          72%         56%


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                            Delaware Small Cap Value Class R
----------------------------------------------------------------------------------------------
                                                             Six Months              6/2/03(2)
                                                               Ended                    to
                                                             5/31/05(1)  11/30/04     11/30/03
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $39.480     $35.190      $29.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)                                         (0.126)     (0.209)      (0.160)
Net realized and unrealized gain on investments                 0.871       6.853        6.350
                                                              -------     -------      -------
Total from investment operations                                0.745       6.644        6.190
                                                              -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                               (4.625)     (2.354)          --
                                                              -------     -------      -------
Total dividends and distributions                              (4.625)     (2.354)          --
                                                              -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $35.600     $39.480      $35.190
                                                              =======     =======      =======

TOTAL RETURN(4)                                                 1.88%      20.15%       21.35%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $6,396      $4,539       $1,740
Ratio of expenses to average net assets                         1.72%       1.84%        1.97%
Ratio of net investment loss to average net assets             (0.71%)     (0.60%)      (0.97%)
Portfolio turnover                                                37%         35%          42%


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations, ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                             Delaware Small Cap Value Institutional Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             5/31/05(1)  11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $40.350     $35.700      $27.400     $29.540      $26.130     $24.830

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)                                (0.019)      0.000       (0.050)      0.026        0.144       0.165
Net realized and unrealized gain on investments                 0.884       7.004        9.193       0.578        4.458       1.600
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.865       7.004        9.143       0.604        4.602       1.765
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                              --          --           --          --       (0.100)     (0.160)
Net realized gain on investments                               (4.625)     (2.354)      (0.843)     (2.744)      (1.047)     (0.305)
In excess of net realized gain on investments                   --           --            --           --       (0.045)         --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (4.625)     (2.354)      (0.843)     (2.744)      (1.192)     (0.465)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $36.590     $40.350      $35.700     $27.400      $29.540     $26.130
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 2.19%      20.88%       34.57%       1.88%       18.09%       7.35%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $26,087     $23,731      $33,387     $19,459      $18,224     $10,992
Ratio of expenses to average net assets                         1.12%       1.24%        1.33%       1.33%        1.28%       1.38%
Ratio of net investment income (loss) to average net assets    (0.11%)      0.00%       (0.17%)      0.09%        0.51%       0.67%
Portfolio turnover                                                37%         35%          42%         47%          72%         56%


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

NOTES                                             DELAWARE SMALL CAP VALUE FUND
  TO FINANCIAL STATEMENTS                         May 31, 2005 (Unaudited)

Delaware Group Equity Funds V (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small-Cap Core Fund (formerly Small-Cap Contrarian Fund), and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (the "Fund").

The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes have been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from it's custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credit for the period ended May 31, 2005 was approximately $458. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.45% of average daily net assets of the Fund through February 28, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

At May 31, 2005, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                               $322,778

Dividend disbursing, transfer agent, accounting and
  administration fees and other expenses payable to DSC                 379,121

Other expenses payable to DMC and affiliates*                           160,986

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal, and tax services, registration fees and trustees' fees.

NOTES                                             DELAWARE SMALL CAP VALUE FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

As provided in the investment management agreement the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended May 31, 2005, the Fund was charged $13,509 for internal legal services provided by DMC.

For the six months ended May 31, 2005, DDLP earned $70,830 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended May 31, 2005, the Fund made purchases of $99,684,568 and sales of $87,334,182 of investment securities other than short-term investments.

At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the cost of investments was $514,765,233. At May 31, 2005, the net unrealized appreciation was $114,827,025 of which $126,301,498 related to unrealized appreciation of investments and $11,474,473 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended May 31, 2005 and year ended November 30, 2004, were as follows:

                                               Six Months               Year
                                                  Ended                 Ended
                                                 5/31/05*             11/30/04
                                               -----------          -----------
Ordinary income                                $12,614,183          $ 2,051,867
Long-term capital gain                          44,150,966           27,176,753
                                               -----------          -----------
Total                                          $56,765,149          $29,228,620
                                               ===========          ===========

* Tax information for the period ended May 31, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                      $376,762,773
Undistributed ordinary income                                         5,771,158
Undistributed long-term capital gain                                 30,520,844
Unrealized appreciation of investments                              114,827,025
                                                                   ------------
Net assets                                                         $527,881,800
                                                                   ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax defferal of losses on wash sales and estimates of tax character of distributions from Real Estate Investment Trusts. The undistributed earnings for Delaware Small Cap Value Fund may be subject to reclassification upon notice of the character of distributions received from investments in Real Estate Investment Trusts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended May 31, 2005, the Fund recorded an estimate of these differences. Since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

Accumulated net investment loss                                   $ 1,598,605
Accumulated realized gain on investments                          $(1,598,605)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                        Six Months    Year
                                                          Ended       Ended
                                                         5/31/05    11/30/04
                                                        ---------  ----------
Shares sold:
  Class A                                               1,842,599   1,612,277
  Class B                                                 210,735     368,241
  Class C                                                 571,241     616,133
  Class R                                                  79,418      99,598
  Institutional Class                                     146,254     327,242

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                                 835,593     455,639
  Class B                                                 367,867     209,774
  Class C                                                 223,532      99,985
  Class R                                                  15,416       3,923
  Institutional Class                                      73,902      65,219
                                                        ---------  ----------
                                                        4,366,557   3,858,031
                                                        ---------  ----------
Shares repurchased:
  Class A                                                (796,489) (2,071,582)
  Class B                                                (372,121)   (791,357)
  Class C                                                (262,393)   (389,122)
  Class R                                                 (30,142)    (38,022)
  Institutional Class                                     (95,355)   (739,401)
                                                        ---------  ----------
                                                       (1,556,500) (4,029,484)
                                                        ---------  ----------
Net increase (decrease)                                 2,810,057    (171,453)
                                                        =========    ========

For the six months ended May 31, 2005, and the year ended November 30, 2004, 40,363 Class B shares were converted to 38,201 Class A shares valued at $1,506,576 and 119,383 Class B shares were converted to 113,988 Class A shares valued at $3,975,630, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2005, or at any time during the six months period ended May 31, 2005.

NOTES                                             DELAWARE SMALL CAP VALUE FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

7. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At May 31, 2005, the market value of securities on loan was $101,220,188, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISKS
The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of small- and mid- sized companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risk associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly form real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the six months ended May 31, 2005. The Funds holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, there were no Rule 144A securities. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statement of Net Assets.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown . However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

OTHER                                             DELAWARE SMALL CAP VALUE FUND
  FUND INFORMATION


The shareholders of Delaware Group Equity V (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the 9 nominees specified as Trustees.
                                                                Shares Voted
                                         Shares Voted For   Withheld Authority
                                         ----------------   ------------------
Thomas L. Bennett                          18,156,829           445,948
Jude T. Driscoll                           18,162,841           439,936
John A. Fry                                18,168,911           433,866
Anthony D. Knerr                           18,156,910           445,867
Lucinda S. Landreth                        18,162,718           440,059
Ann R. Leven                               18,155,177           447,600
Thomas F. Madison                          18,153,700           449,077
Janet L. Yeomans                           18,172,872           429,905
J. Richard Zecher                          18,163,733           439,044

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                                            For       Against     Abstain      Broker Non-Votes
                                                         --------    --------     -------      ----------------
Delaware Small Cap Value Fund                           5,124,802     426,477      165,917         1,205,215

BOARD CONSIDERATION OF DELAWARE SMALL CAP VALUE FUND INVESTMENT ADVISORY
AGREEMENT
At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Small Cap Value Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by the investment adviser. Information furnished specifically in connection with the Annual Meeting included materials provided by Delaware Investments concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Fund; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the adviser's ability to fully invest in accordance with the Fund's policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the funds, and Chairman and Chief Executive Officer of the investment adviser, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's discussion and determination, including those relating to the selection of the investment adviser and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments and its affiliates to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports periodically furnished to it covering matters such as the compliance of portfolio managers with the investment policies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment adviser during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to Delaware Investments' efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the

OTHER                                             DELAWARE SMALL CAP VALUE FUND
  FUND INFORMATION (CONTINUED)

BOARD CONSIDERATION OF DELAWARE SMALL CAP VALUE FUND INVESTMENT ADVISORY AGREEMENT (CONTINUED) continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders from being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature and quality of the overall services provided by Delaware Investments and its affiliates.

INVESTMENT PERFORMANCE. The Board considered the investment performance of Delaware Investments and the Fund. The Board was pleased by Delaware Investments' performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10 year periods ended February 28, 2005. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for this Fund consisted of the Fund and all retail and institutional small cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one, three, five and 10 year periods was in the second highest quartile of such Performance Universe. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of feel levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Fund's management fee schedule and the actual management fee incurred by the Fund after taking breakpoints and fee waivers into effect were compared with the management fees of other funds within its Expense Group. The Fund's total expenses were also compared with those of its Lipper Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

Such expense comparisons for the Fund showed that its management fee was in the quartile with the lowest expenses and its total expenses were in the quartile with the second highest expenses of its Lipper Expense Group. The Board gave favorable consideration to the Fund's management fee, but noted that the Fund's total expenses were not in line with the Board's stated objective. In evaluating the total expenses, the Board considered recent cost saving initiatives implemented by management, including a reduction in sub-transfer agency expenses as a result of Delaware Investments' outsourcing of its retirement administration services. The Board was encouraged by management's efforts to minimize costs and improve the Fund's total expense ratio.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments, including its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments and its affiliates, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to the Fund's shareholders and to meet additional regulatory and compliance requirements resulting from Sarbanes-Oxley and recent SEC initiatives. The Board also considered the extent to which Delaware Investments and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with their role as service providers to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type, including the Fund. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments and its affiliates.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex wide proxy conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. The Board also noted that the Fund's assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the manager and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group


This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Value Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


BOARD OF TRUSTEES                         AFFILIATED OFFICERS                       CONTACT INFORMATION
JUDE T. DRISCOLL                          MICHAEL P. BISHOF                         INVESTMENT MANAGER
Chairman                                  Senior Vice President and                 Delaware Management Company,
Delaware Investments Family of Funds      Chief Financial Officer                   a Series of Delaware Management Business Trust
Philadelphia, PA                          Delaware Investments Family of Funds      Philadelphia, PA
                                          Philadelphia, PA
THOMAS L. BENNETT                                                                   NATIONAL DISTRIBUTOR
Private Investor                          RICHELLE S. MAESTRO                       Delaware Distributors, L.P.
Rosemont, PA                              Executive Vice President,                 Philadelphia, PA
                                          Chief Legal Officer and Secretary
JOHN A. FRY                               Delaware Investments Family of Funds      SHAREHOLDER SERVICING, DIVIDEND
President                                 Philadelphia, PA                          DISBURSING AND TRANSFER AGENT
Franklin & Marshall College                                                         Delaware Service Company, Inc.
Lancaster, PA                             JOHN J. O'CONNOR                          2005 Market Street
                                          Senior Vice President and Treasurer       Philadelphia, PA 19103-7094
ANTHONY D. KNERR                          Delaware Investments Family of Funds
Managing Director                         Philadelphia, PA                          FOR SHAREHOLDERS
Anthony Knerr & Associates                                                          800 523-1918
New York, NY
                                                                                    FOR SECURITIES DEALERS AND FINANCIAL
LUCINDA S. LANDRETH                                                                 INSTITUTIONS REPRESENTATIVES ONLY
Former Chief Investment Officer                                                     800 362-7500
Assurant, Inc.
Philadelphia, PA                                                                    WEB SITE
                                                                                    www.delawareinvestments.com
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------
(9483)                                                        Printed in the USA
SA-021-[5/05]IVES 7/05                                     MF-05-06-092 PO 10242

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a)(1)  Code of Ethics

        Not applicable.

   (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

   (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS V


    /s/ Jude T. Driscoll
--------------------------------
By:     Jude T. Driscoll
Title:  Chief Executive Officer
Date:   July 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


    /s/ Jude T. Driscoll
-------------------------------
By:     Jude T. Driscoll
Title:  Chief Executive Officer
Date:   July 22, 2005


    /s/ Michael P. Bishof
-------------------------------
By:     Michael P. Bishof
Title:  Chief Financial Officer
Date:   July 22, 2005